                 As filed with the Securities and   Registration No. 333-24349
                 Exchange Commission on April 7, 2000.            811-08163


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------
                                    FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                           Pre-Effective Amendment No.                       [ ]

                          Post-Effective Amendment No. 2                     [X]


                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                   ACT OF 1940                               [ ]

                                  Amendment No. 4                            [X]


                        (Check appropriate box or boxes)

                            ------------------------

                        HOTCHKIS AND WILEY VARIABLE TRUST

               (Exact name of registrant as specified in charter)

 725 South Figueroa Street, Suite 4000
        Los Angeles, California                                      90017-5400
(Address of Principal Executive Offices)                              (Zip Code)

        Registrant's Telephone Number, including Area Code (213) 362-8888


                                  TURNER SWAN

                     725 South Figueroa Street, Suite 4000
                       Los Angeles, California 90017-5400
                     (Name and address of Agent for Service)

         Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box):


[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on May 1, 2000 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered...............Shares of Beneficial Interest

                                   PROSPECTUS


                                  MAY 1, 2000


                    HOTCHKIS AND WILEY VARIABLE TRUST [LOGO]


The Fund is a portfolio of the Hotchkis and Wiley Variable Trust. It is an investment for variable annuity contracts and variable life insurance contracts issued by insurance companies that have contracts with the Fund.



EQUITY INCOME VIP PORTFOLIO



Seeks current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in U.S. stocks.



The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy of this Prospectus. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

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KEY FACTS..............................................     3
INVESTMENT OBJECTIVE AND POLICIES......................     5
INVESTMENT RISKS.......................................     7
THE ADVISOR AND PORTFOLIO MANAGERS.....................    10
HOW TO BUY AND REDEEM SHARES...........................    10
DIVIDENDS AND TAXES....................................    11
FINANCIAL HIGHLIGHTS...................................    12
INFORMATION ABOUT THE FUND.........................back cover


                             Hotchkis & Wiley logo

                                   KEY FACTS


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INVESTMENT OBJECTIVE AND MAIN STRATEGIES



This section highlights important information about the Fund. Use this summary to compare the Fund to other mutual funds that fund a portion of a variable annuity or insurance contract. More detailed information follows the summary.



VALUE INVESTING



In investing the Fund's assets, Hotchkis and Wiley (the "Advisor") follows a value style. This means that the Advisor buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include:



- low price-to-earnings ratio relative to the market


- high yield relative to the market


- low price-to-book value ratio relative to the market


- financial strength



Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries.



This value discipline sometimes prevents investments in stocks that are in well-known indexes, like the S&P 500 Index. Also, the return of the Fund will not necessarily be similar to the return of the S&P 500 Index.



                                    EQUITY INCOME VIP PORTFOLIO
------------------------------------------------------------------------------------------------
OBJECTIVE                           - current income
                                    - long-term growth of income
                                    - growth of capital

MAIN INVESTMENTS                    - stocks of large U.S. companies



MAIN RISKS



As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go up or down. These changes may occur because the stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. If the value of the Fund's investments goes down, you may lose money.



See "Investment Risks" for more information about the risks associated with the Fund.



The Fund is an investment for variable annuity contracts and variable life insurance contracts offered by separate accounts of insurance companies that have contracts with the Fund ("Participating Insurance Companies"). The Fund intends to operate in compliance with current state insurance laws and regulations regarding such things as its concentration of investments and purchase and sale of futures contracts, and this may impose limits on portfolio management.

THE FUND'S PERFORMANCE



The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual total returns for 1 year and the life of the Fund (which is less than 5 years) compare with those of a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. The bar chart and table do not reflect insurance-related fees and expenses which, if reflected, would lower the returns shown below.


                          EQUITY INCOME VIP PORTFOLIO

1999                                                                             -2.73
----                                                                             -----


Total return for the three months ended March 31, 2000: -7.48%.



Best quarter: 12.88% (2nd Quarter of 1999).


Worst quarter: -10.84% (3rd Quarter of 1999).



------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                   LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1999)                      1 YEAR        3/18/98
------------------------------------------------------------------------------------------
  Equity Income VIP Portfolio                                    -2.73%         -4.90%
------------------------------------------------------------------------------------------
  S&P 500 Index                                                  21.14%         20.49%
------------------------------------------------------------------------------------------



This chart compares the Equity Income VIP Portfolio's performance with the returns of the Standard & Poor's 500 Composite Stock Price Index, a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The Fund's value disciplines often prevent investments in major stocks in the Index and the Fund's returns may not be similar to the Index's returns.

                       INVESTMENT OBJECTIVE AND POLICIES


--------------------------------------------------------------------------------



The Fund's investment objective is to provide CURRENT INCOME and LONG-TERM GROWTH OF INCOME, accompanied by GROWTH OF CAPITAL.



The Fund invests mostly in common stocks of large U.S. companies. Normally, the Fund invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.



The Fund can invest up to 10% of its total assets in foreign securities.



MONEY MARKET INVESTMENTS



To meet redemptions and when waiting to invest cash receipts, the Fund may invest in short-term, investment grade bonds and other money market instruments. Also, the Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing.



OTHER STRATEGIES



The Fund uses certain other investment strategies:



- BOND INVESTMENTS IN THE FUND: the Fund buys common stocks and securities with common stock characteristics, like convertible preferred stocks, convertible bonds or warrants. It also may buy bonds. Convertible securities and bonds will be rated investment grade (the four highest grades) by a major rating agency like Moody's Investors Service or Standard & Poor's or, if unrated, be of comparable quality in the Advisor's opinion. After the Fund buys a bond or convertible security, it may be given a lower rating or stop being rated. This would not require the Fund to sell the security, but the Advisor will consider the change in rating in deciding whether the Fund should keep the security.



- REPURCHASE AGREEMENTS: the Fund can enter into repurchase agreements involving U.S. Government securities with commercial banks or broker-dealers. This is a method of short-term investment of cash where the Fund would buy securities from a bank or broker-dealer and sell them back a short time later (usually overnight) for a slightly higher price. The Fund intends to be fully "collateralized" as to such agreements, and the collateral will be marked-to-market daily. But if the person obligated to repurchase from the Fund defaults, there may be possible delays and expenses in liquidating the securities, a decline in their value and loss of interest income.



- REAL ESTATE INVESTMENT TRUSTS: the Fund can invest in securities of real estate investment trusts or REITs.



- DERIVATIVES: the Fund may use "derivatives," whose performance is derived from the performance of an underlying asset. The Fund may use derivatives to hedge against changes in foreign currency exchange rates or securities prices; for liquidity; or as part of its overall investment strategies. Types of derivatives that the Fund may use include forward contracts, swap agreements and options. Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Derivatives, however, are volatile and involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk. The Fund will mark liquid assets as segregated or enter offsetting positions to cover its obligations, if any, under forward contracts, swap agreements and options to avoid leveraging the Fund.

- BORROW MONEY: the Fund can borrow up to 10% of the value of its total assets.



- SHORT SALES AGAINST-THE-BOX: the Fund can borrow and sell "short" securities when it also owns an equal amount of those securities (or their equivalent). No more than 25% of the Fund's total assets can be held as collateral for short sales at any one time.



- WHEN-ISSUED or DELAYED DELIVERY: the Fund can buy securities on a when-issued or delayed delivery basis. The Fund will mark liquid assets as segregated in an amount equal to the when-issued securities.



- CORPORATE LOANS: the Fund can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, the Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate". The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, the Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.



- ILLIQUID INVESTMENTS: the Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities, it may be unable to quickly resell them or may be able to sell them only at a price below current value. Illiquid securities and restricted securities involve liquidity risk, market risk and selection risk.



  - restricted securities: Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.



     Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse non-public information about the issuer, the Fund will not be able to sell the security.



  - 144A: Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not the general public. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue. Under policies adopted by the Trustees, Rule 144A securities with active trading markets are considered liquid.

                                INVESTMENT RISKS


--------------------------------------------------------------------------------



This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.



MARKET AND SELECTION RISK



Market risk is the risk that the stock or bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform the market or other funds with similar investment objectives and investment strategies.



FOREIGN MARKET RISK



The Fund may invest in foreign securities. Stocks traded on foreign markets have often (though not always) performed differently than stocks in the U.S. Such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:



- The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.



- Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.



- The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund's operations.



- Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.



- Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S.



- Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

- The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.



- The costs of foreign securities transactions tend to be higher than those of U.S. transactions.



- International trade barriers or economic sanctions against certain foreign countries may adversely affect the Fund's foreign holdings.



- If the Fund purchases a bond issued by a foreign government, the government may be unwilling or unable to make payments when due. There may be no formal bankruptcy proceeding by which the Fund would be able to collect amounts owed by a foreign government.



EUROPEAN ECONOMIC AND MONETARY UNION (EMU)



A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU establishes a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected:



- If the transition to euro, or EMU as a whole, does not take effect as planned.



- If a participating country withdraws from EMU.



- If the computing, accounting and trading systems used by the Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency.



RISKS OF CONVERTIBLE SECURITIES



Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.



ADDITIONAL BOND RISKS



- CREDIT RISK -- Credit risk is the risk that the issuer of bonds will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and on the terms of the specific bonds.



- INTEREST RATE RISK -- Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than do prices of shorter term securities.

- CALL AND REDEMPTION RISK -- Investments in bonds carry the risk that a bond's issuer will call the bond for redemption prior to the bond's maturity. If there is an early call of a bond, the Fund may lose income and may have to invest the proceeds of the redemption in bonds with lower yields than the called bond.



- WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES AND FORWARD
  COMMITMENTS -- When-issued, delayed-delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Fund loses the investment opportunity of the assets it has set aside to pay for the security and any gain in the security's price. When-issued and delayed-delivery securities and forward commitments involve market risk, selection risk and leverage risk.



- CORPORATE LOANS -- Corporate loans are subject to the risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans and the value of the collateral may not completely cover the borrower's obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.



RISKS OF DERIVATIVES



Derivatives involve the following risks:



- CREDIT RISK -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.



- CURRENCY RISK -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.



- LEVERAGE RISK -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.



- LIQUIDITY RISK -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.



- INDEX RISK -- If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.



Please see the Statement of Additional Information (SAI) for detailed information regarding the types of derivatives that can be used by the Fund and the risks associated with these instruments.

                       THE ADVISOR AND PORTFOLIO MANAGERS


--------------------------------------------------------------------------------



THE ADVISOR



Hotchkis and Wiley, 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, has been the Fund's investment advisor since 1998. The Advisor is a division of Merrill Lynch Asset Management, L.P., a Delaware limited partnership. The Advisor supervises and arranges the purchase and sale of securities held in the Fund's portfolio and administers the Fund. The Advisor also manages other mutual funds and separate investment advisory accounts.



The Fund paid an annualized fee to the Advisor for the fiscal year ended December 31, 1999 of .75% of its average net assets. The Advisor has agreed to make reimbursements so that the regular annual operating expenses of the Fund will not exceed 1.15% of its average net assets. The Advisor has agreed to continue this expense limit through April 30, 2001, and will thereafter give shareholders prior notice if this reimbursement policy will change.



The Advisor may pay administrative service fees to Participating Insurance Companies. The Advisor also is allowed to allocate brokerage based on sales of shares of funds managed by the Advisor but has not done so.



PORTFOLIO MANAGERS



The portfolio managers who have responsibility for the day-to-day management of the Fund's portfolio are Gail Bardin and Sheldon Lieberman. Ms. Bardin is a managing director of the Advisor and began to co-manage the Fund in March 1998, when it began operations. She has been a portfolio manager of the Advisor since 1988. Mr. Lieberman joined the Advisor in 1994 and began co-managing the Fund in March 1998. Before joining the Advisor, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association.



                          HOW TO BUY AND REDEEM SHARES


--------------------------------------------------------------------------------



Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through the separate accounts of Participating Insurance Companies. You should refer to the prospectus or private placement memorandum ("prospectus") of the Participating Insurance Company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy, how to select the Fund as an investment option for the applicable contract or policy and how to redeem money from the applicable contract or policy.



The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the Participating Insurance Companies' prospectuses) to be effected on that day under variable annuity contracts and variable life insurance policies. Orders received by the Fund are processed on business days only. The Fund prices orders for the purchase of shares at the net asset value per share next calculated after an order is received in proper form by the Fund or its designee so long as payment for the shares is received by the end of the next business day. The Fund prices redemptions at the net asset value per share next calculated after receipt in proper form of a redemption request by the Fund or its designee. The separate account of a Participating Insurance Company is a designee of the Fund for receipt of purchase and redemption orders. Receipt by a Participating Insurance Company is receipt by the Fund, so long as the Fund receives timely notice of the order by the next business day. Separate accounts must transmit purchase and redemption orders promptly. The Fund pays redemptions within seven days after the request is received. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.



The Fund does not charge any sales charges or redemption fees. Participating Insurance Companies may charge mortality and expense risk fees and other charges under the variable annuity contracts or variable life insurance policies. The Participating Insurance Companies are required to describe these fees in the prospectuses for the contracts or policies.



Shares of the Fund are sold to and held by separate accounts that fund variable annuity and variable life insurance contracts issued by Participating Insurance Companies. The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of Participating Insurance Companies arising from the fact that interests of such holders may differ due to differences of tax treatment or other considerations or due to conflicts between the Participating Insurance Companies. Nevertheless, the Trustees will monitor events to seek to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. Should a material irreconcilable conflict arise between the holders of variable annuity contracts and variable life insurance policies of Participating Insurance Companies, the Participating Insurance Companies may be required to withdraw the assets allocable to some or all of the separate accounts from the Fund. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.



                              DIVIDENDS AND TAXES


--------------------------------------------------------------------------------



DIVIDENDS AND DISTRIBUTIONS



The Fund pays income dividends, if any, quarterly.



The Fund pays distributions of any net realized short-term gains and any net capital gains at least annually.



See the prospectuses for variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for additional information.



TAXES



The Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year in which it distributes to its shareholders at least 90% of its net investment income earned in the fiscal year.



A segregated asset account upon which a variable annuity contract or variable life insurance policy is based must meet certain diversification tests in the Code and U.S. Treasury regulations. If, as is intended, the Fund meets these tests and complies with certain other conditions, a segregated asset account investing solely in shares of the Fund will also be deemed to meet these diversification requirements. A failure of the Fund to qualify as a regulated investment company or to meet these conditions and to comply with these tests could cause the owners of variable annuity contracts and variable life insurance policies based on such accounts to recognize ordinary income each year in the amount of any net appreciation of their contracts or policies during the year (including the annual costs of life insurance, if any, provided under such policies).



The terms of the variable annuity or variable life insurance plan through which you invest and the tax rules governing such annuities and plans govern the tax consequences of an investment in the Fund. Please refer to the prospectus for the variable annuity or variable life insurance plan through which you are investing.



                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the periods since it began operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions, but excluding insurance-related fees and expenses). These financial highlights were audited by PricewaterhouseCoopers LLP. The accountants' report and the Fund's financial statements are included in the SAI and the Fund's annual report, which are available upon request. Further performance information is contained in the annual report.





                                                                                     March 18, 1998*
                                                                   Year Ended            through
                EQUITY INCOME VIP PORTFOLIO                     December 31, 1999   December 31, 1998
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................        $   9.27            $  10.00
                                                                    --------            --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................................            0.20                0.14
    Net realized and unrealized loss on investments.........           (0.45)              (0.75)
                                                                    --------            --------
        Total from investment operations....................           (0.25)              (0.61)
                                                                    --------            --------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)..................           (0.19)              (0.12)
                                                                    --------            --------
Net Asset Value, End of Period..............................        $   8.83            $   9.27
                                                                    ========            ========
TOTAL RETURN................................................           (2.73)%             (6.04)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................        $972,160            $988,304
Ratio of expenses to average net assets:
  Before expense reimbursement..............................            5.76%               7.81%(2)
  After expense reimbursement...............................            1.15%               1.15%(2)
Ratio of net investment income to average net assets:
    Before expense reimbursement............................           (2.71)%             (4.95)%(2)
    After expense reimbursement.............................            1.90%               1.71%(2)
Portfolio turnover rate.....................................              24%                 12%(1)



 * Commencement of operations.


(1) Not annualized.


(2) Annualized.

                       HOTCHKIS AND WILEY VARIABLE TRUST


                           725 SOUTH FIGUEROA STREET


                                   SUITE 4000


                         LOS ANGELES, CALIFORNIA 90017



                                  800-236-4479



                           INFORMATION ABOUT THE FUND



Please read this Prospectus before you invest in the Fund. Keep the Prospectus for future reference. You can get additional information about the Fund in:



- Statement of Additional Information (SAI) (incorporated by reference into -- legally a part of -- this Prospectus)



- Annual Report (contains a discussion of market conditions and investment strategies that affected Fund performance)



- Semi-annual Report



To get this information free of charge or for shareholder questions, contact:



                           The Fund's transfer agent


                                 (800) 236-4479



                       Securities and Exchange Commission


                            Public Reference Section


                           Washington, DC 20549-0102



- call 1-202-942-8090 for information on the Commission's Public Reference Room, where documents can be reviewed and copied



- the information is available at the SEC's Internet site on the EDGAR Database at http://www.sec.gov



- copies of the information retrievable from the SEC's Internet site are available for a fee by writing to the SEC's Public Reference Section or by electronic request at publicinfo@sec.gov



   You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.



                   Investment Company Act File No. 811-08163


                                   PROSPECTUS



                                  MAY 1, 2000


                                     [LOGO]

                       HOTCHKIS AND WILEY VARIABLE TRUST

-------------------------------------------------------

              ---------------------------------------------------

                                 EQUITY INCOME


                                 VIP PORTFOLIO

              ---------------------------------------------------
-------------------------------------------------------

                                   PROSPECTUS

                                  MAY 1, 2000


                    HOTCHKIS AND WILEY VARIABLE TRUST [LOGO]


The Fund is a portfolio of the Hotchkis and Wiley Variable Trust. It is an investment for variable annuity contracts and variable life insurance contracts issued by insurance companies that have contracts with the Fund.


INTERNATIONAL VIP PORTFOLIO


Seeks current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in international stocks.


The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy of this Prospectus. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


KEY FACTS..............................................     3
INVESTMENT OBJECTIVE AND POLICIES......................     5
INVESTMENT RISKS.......................................     7
THE ADVISOR AND PORTFOLIO MANAGERS.....................    10
HOW TO BUY AND REDEEM SHARES...........................    11
DIVIDENDS AND TAXES....................................    12
FINANCIAL HIGHLIGHTS...................................    13
INFORMATION ABOUT THE FUND.........................back cover


                             Hotchkis & Wiley logo

                                   KEY FACTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND MAIN STRATEGIES


This section highlights important information about the Fund. Use this summary to compare the Fund to other mutual funds that fund a portion of a variable annuity or insurance contract. More detailed information follows the summary.



VALUE INVESTING



In investing the Fund's assets, Hotchkis and Wiley (the "Advisor") follows a value style. This means that the Advisor buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include:



- low price-to-earnings ratio relative to the market


- high yield relative to the market


- low price-to-book value ratio relative to the market


- financial strength



Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries.



This value discipline sometimes prevents investments in stocks that are in well-known indexes, like the MSCI EAFE Index. Also, the return of the Fund will not necessarily be similar to the return of the MSCI EAFE Index.


                                    INTERNATIONAL VIP PORTFOLIO
------------------------------------------------------------------------------------------------
OBJECTIVE                           - current income
                                    - long-term growth of income
                                    - growth of capital

MAIN INVESTMENTS                    - international stocks

MAIN RISKS

As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go up or down. These changes may occur because the stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. If the value of the Fund's investments goes down, you may lose money.

Investing in foreign securities has additional risks. For example, the securities may go up or down in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities. These risks are heightened when the issuer of the securities is a country or is in a country with an emerging capital market.


See "Investment Risks" for more information about the risks associated with the Fund.

The Fund is an investment for variable annuity contracts and variable life insurance contracts offered by separate accounts of insurance companies that have contracts with the Fund ("Participating Insurance Companies"). The Fund intends to operate in compliance with current state insurance laws and regulations regarding such things as its concentration of investments and purchase and sale of futures contracts, and this may impose limits on portfolio management.


THE FUND'S PERFORMANCE



The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual total returns for 1 year and the life of the Fund (which is less than 5 years) compare with those of a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. The bar chart and table do not reflect insurance-related fees and expenses which, if reflected, would lower the returns shown below.



                          INTERNATIONAL VIP PORTFOLIO


                                                                             TOTAL RETURN
                                                                             ------------
1999                                                                            21.68%


Total return for the three months ended March 31, 2000: -1.83%.



Best quarter: 11.38% (2nd Quarter of 1999).


Worst quarter: 0.73% (1st Quarter of 1999).



------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                   LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1999)                      1 YEAR        6/10/98
------------------------------------------------------------------------------------------
  International VIP Portfolio                                    21.68%         10.20%
------------------------------------------------------------------------------------------
  MSCI EAFE Index                                                27.30%        19.73%*
------------------------------------------------------------------------------------------



This chart compares the International VIP Portfolio's performance with the returns of the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE Index), an arithmetic average weighted by market value of the performance of over 1,000 non-U.S. companies representing 20 stock markets in Europe, Australia, New Zealand and the Far East. The Fund's value disciplines often prevent investments in major stocks in the Index and the Fund's returns may not be similar to the Index's returns.



* Since June 1, 1998.

                       INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------


The Fund's investment objective is to provide CURRENT INCOME and LONG-TERM GROWTH OF INCOME, accompanied by GROWTH OF CAPITAL.


The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets and invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.


MONEY MARKET INVESTMENTS



To meet redemptions and when waiting to invest cash receipts, the Fund may invest in short-term, investment grade bonds and other money market instruments. Also, the Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing.


OTHER STRATEGIES


The Fund uses certain other investment strategies:



- BOND INVESTMENTS IN THE FUND: the Fund buys common stocks and securities with common stock characteristics, like convertible preferred stocks, convertible bonds or warrants. It also may buy bonds. Convertible securities and bonds will be rated investment grade (the four highest grades) by a major rating agency like Moody's Investors Service or Standard & Poor's or, if unrated, be of comparable quality in the Advisor's opinion. After the Fund buys a bond or convertible security, it may be given a lower rating or stop being rated. This would not require the Fund to sell the security, but the Advisor will consider the change in rating in deciding whether the Fund should keep the security.



- REPURCHASE AGREEMENTS: the Fund can enter into repurchase agreements involving U.S. Government securities with commercial banks or broker-dealers. This is a method of short-term investment of cash where the Fund would buy securities from a bank or broker-dealer and sell them back a short time later (usually overnight) for a slightly higher price. The Fund intends to be fully "collateralized" as to such agreements, and the collateral will be marked-to-market daily. But if the person obligated to repurchase from the Fund defaults, there may be possible delays and expenses in liquidating the securities, a decline in their value and loss of interest income.



- REAL ESTATE INVESTMENT TRUSTS: the Fund can invest in securities of real estate investment trusts or REITs.



- DERIVATIVES: the Fund may use "derivatives," whose performance is derived from the performance of an underlying asset. The Fund may use derivatives to hedge against changes in foreign currency exchange rates or securities prices; for liquidity; or as part of its overall investment strategies. Types of derivatives that the Fund may use include forward contracts, swap agreements and options. Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Derivatives, however, are volatile and involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk. The Fund will mark liquid assets as segregated or enter offsetting positions to cover its obligations, if any, under forward contracts, swap agreements and options to avoid leveraging the Fund.

- BORROW MONEY: the Fund can borrow up to 10% of the value of its total assets.



- SHORT SALES AGAINST-THE-BOX: the Fund can borrow and sell "short" securities when it also owns an equal amount of those securities (or their equivalent). No more than 25% of the Fund's total assets can be held as collateral for short sales at any one time.



- WHEN-ISSUED or DELAYED DELIVERY: the Fund can buy securities on a when-issued or delayed delivery basis. The Fund will mark liquid assets as segregated in an amount equal to the when-issued securities.



- CORPORATE LOANS: the Fund can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, the Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate". The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, the Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.



- ILLIQUID INVESTMENTS: the Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities, it may be unable to quickly resell them or may be able to sell them only at a price below current value. Illiquid securities and restricted securities involve liquidity risk, market risk and selection risk.



  - restricted securities: Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.



    Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse non-public information about the issuer, the Fund will not be able to sell the security.



  - 144A: Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not the general public. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue. Under policies adopted by the Trustees, Rule 144A securities with active trading markets are considered liquid.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.

MARKET AND SELECTION RISK

Market risk is the risk that the stock or bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform the market or other funds with similar investment objectives and investment strategies.

FOREIGN MARKET RISK


Since the Fund invests in foreign securities, it offers the potential for more diversification than an investment only in the U.S. This is because stocks traded on foreign markets have often (though not always) performed differently than stocks in the U.S. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:



- The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.



- Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.



- The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund's operations.



- Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.



- Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S.


- Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

- The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.


- The costs of foreign securities transactions tend to be higher than those of U.S. transactions.



- International trade barriers or economic sanctions against certain foreign countries may adversely affect the Fund's foreign holdings.


- If the Fund purchases a bond issued by a foreign government, the government may be unwilling or unable to make payments when due. There may be no formal bankruptcy proceeding by which the Fund would be able to collect amounts owed by a foreign government.

EUROPEAN ECONOMIC AND MONETARY UNION (EMU)


A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU establishes a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected:



- If the transition to euro, or EMU as a whole, does not take effect as planned.


- If a participating country withdraws from EMU.


- If the computing, accounting and trading systems used by the Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency.


RISKS OF CONVERTIBLE SECURITIES

Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

ADDITIONAL BOND RISKS

- CREDIT RISK -- Credit risk is the risk that the issuer of bonds will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and on the terms of the specific bonds.

- INTEREST RATE RISK -- Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than do prices of shorter term securities.

- CALL AND REDEMPTION RISK -- Investments in bonds carry the risk that a bond's issuer will call the bond for redemption prior to the bond's maturity. If there is an early call of a bond, the Fund may lose income and may have to invest the proceeds of the redemption in bonds with lower yields than the called bond.


- WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES AND FORWARD
  COMMITMENTS -- When-issued, delayed-delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Fund loses the investment opportunity of the assets it has set aside to pay for the security and any gain in the security's price. When-issued and delayed-delivery securities and forward commitments involve market risk, selection risk and leverage risk.



- CORPORATE LOANS -- Corporate loans are subject to the risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans and the value of the collateral may not completely cover the borrower's obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.


RISKS OF DERIVATIVES


Derivatives involve the following risks:


- CREDIT RISK -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.

- CURRENCY RISK -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

- LEVERAGE RISK -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

- LIQUIDITY RISK -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

- INDEX RISK -- If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Please see the Statement of Additional Information (SAI) for detailed information regarding the types of derivatives that can be used by the Fund and the risks associated with these instruments.

                       THE ADVISOR AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

THE ADVISOR

Hotchkis and Wiley, 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, has been the Fund's investment advisor since 1998. The Advisor is a division of Merrill Lynch Asset Management, L.P., a Delaware limited partnership. The Advisor supervises and arranges the purchase and sale of securities held in the Fund's portfolio and administers the Fund. The Advisor also manages other mutual funds and separate investment advisory accounts.


The Fund paid an annualized fee to the Advisor for the fiscal year ended December 31, 1999 of .75% of its average net assets. The Advisor has agreed to make reimbursements so that the regular annual operating expenses of the Fund will not exceed 1.35% of its average net assets. The Advisor has agreed to continue this expense limit through April 30, 2001, and will thereafter give shareholders prior notice if this reimbursement policy will change. No reimbursement was made to the Fund for the fiscal year ended December 31, 1999.



The Advisor may pay administrative service fees to Participating Insurance Companies. The Advisor also is allowed to allocate brokerage based on sales of shares of funds managed by the Advisor but has not done so.


SUBADVISORS


The Advisor has entered into a subadvisory agreement with Mercury Asset Management International Ltd., 33 King William Street, London, England EC4R 9AS, and Merrill Lynch Asset Management U.K. Limited, Ropemaker Place, 25 Ropemaker Street, London, England E2Y 9LY, affiliated investment advisors that are indirect subsidiaries of Merrill Lynch & Co., Inc. The subadvisory arrangements are for investment research, recommendations and other investment-related services to be provided to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.


PORTFOLIO MANAGERS


The portfolio managers who have responsibility for the day-to-day management of the Fund's portfolio are Sarah Ketterer, Harry Hartford and David Chambers. Ms. Ketterer is a managing director of the Advisor and has served as portfolio manager of the Fund since it began operations in June 1998. Before joining the Advisor, Ms. Ketterer was with Bankers Trust Company as an Associate from 1987 to 1990 and a Financial Analyst with Dean Witter Reynolds from 1983 to 1985. Mr. Hartford is a managing director of the Advisor and has served as a portfolio manager of the Fund since June 1998. Before joining the Advisor, Mr. Hartford was with the Investment Bank of Ireland (now Bank of Ireland Asset Management) as a Senior Manager, International and Global Equities, from 1985 to 1994. Mr. Chambers is a managing director of the Advisor and has served as a portfolio manager of the Fund since June 1998. He has been associated with Mercury Asset Management International in London since July 1998. Before joining the Advisor, Mr. Chambers was with Baring Asset Management, Inc. as Senior Vice President, Global Equities from 1992 to 1995 and Baring Brothers, London, England as Assistant Director, Corporate Finance from 1990 to 1991.

                          HOW TO BUY AND REDEEM SHARES
--------------------------------------------------------------------------------


Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through the separate accounts of Participating Insurance Companies. You should refer to the prospectus or private placement memorandum ("prospectus") of the Participating Insurance Company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy, how to select the Fund as an investment option for the applicable contract or policy and how to redeem money from the applicable contract or policy.



The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the Participating Insurance Companies' prospectuses) to be effected on that day under variable annuity contracts and variable life insurance policies. Orders received by the Fund are processed on business days only. The Fund prices orders for the purchase of shares at the net asset value per share next calculated after an order is received in proper form by the Fund or its designee so long as payment for the shares is received by the end of the next business day. The Fund prices redemptions at the net asset value per share next calculated after receipt in proper form of a redemption request by the Fund or its designee. The separate account of a Participating Insurance Company is a designee of the Fund for receipt of purchase and redemption orders. Receipt by a Participating Insurance Company is receipt by the Fund, so long as the Fund receives timely notice of the order by the next business day. Separate accounts must transmit purchase and redemption orders promptly. The Fund pays redemptions within seven days after the request is received. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.



The Fund does not charge any sales charges or redemption fees. Participating Insurance Companies may charge mortality and expense risk fees and other charges under the variable annuity contracts or variable life insurance policies. The Participating Insurance Companies are required to describe these fees in the prospectuses for the contracts or policies.



Shares of the Fund are sold to and held by separate accounts that fund variable annuity and variable life insurance contracts issued by Participating Insurance Companies. The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of Participating Insurance Companies arising from the fact that interests of such holders may differ due to differences of tax treatment or other considerations or due to conflicts between the Participating Insurance Companies. Nevertheless, the Trustees will monitor events to seek to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. Should a material irreconcilable conflict arise between the holders of variable annuity contracts and variable life insurance policies of Participating Insurance Companies, the Participating Insurance Companies may be required to withdraw the assets allocable to some or all of the separate accounts from the Fund. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

                              DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund pays income dividends, if any, yearly.


The Fund pays distributions of any net realized short-term gains and any net capital gains at least annually.


See the prospectuses for variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for additional information.

TAXES


The Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year in which it distributes to its shareholders at least 90% of its net investment income earned in the fiscal year.



A segregated asset account upon which a variable annuity contract or variable life insurance policy is based must meet certain diversification tests in the Code and U.S. Treasury regulations. If, as is intended, the Fund meets these tests and complies with certain other conditions, a segregated asset account investing solely in shares of the Fund will also be deemed to meet these diversification requirements. A failure of the Fund to qualify as a regulated investment company or to meet these conditions and to comply with these tests could cause the owners of variable annuity contracts and variable life insurance policies based on such accounts to recognize ordinary income each year in the amount of any net appreciation of their contracts or policies during the year (including the annual costs of life insurance, if any, provided under such policies).



The terms of the variable annuity or variable life insurance plan through which you invest and the tax rules governing such annuities and plans govern the tax consequences of an investment in the Fund. Please refer to the prospectus for the variable annuity or variable life insurance plan through which you are investing.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the periods since it began operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions, but excluding insurance-related fees and expenses). These financial highlights were audited by PricewaterhouseCoopers LLP. The accountants' report and the Fund's financial statements are included in the SAI and the Fund's annual report, which are available upon request. Further performance information is contained in the annual report.



                                                                                   June 10, 1998*
                                                                 Year Ended            through
                INTERNATIONAL VIP PORTFOLIO                   December 31, 1999   December 31, 1998
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $       9.52        $      10.00
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................................            0.15                0.04
    Net realized and unrealized gain (loss) on
      investments...........................................            1.91               (0.48)
                                                                ------------        ------------
        Total from investment operations....................            2.06               (0.44)
                                                                ------------        ------------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)..................           (0.06)              (0.04)
                                                                ------------        ------------
Net Asset Value, End of Period..............................    $      11.52        $       9.52
                                                                ============        ============
TOTAL RETURN(1).............................................           21.68%              (4.38)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................    $284,833,863        $289,134,958
Ratio of expenses to average net assets.....................            1.01%               1.05%(2)
Ratio of net investment income to average net assets........            1.63%               1.09%(2)
Portfolio turnover rate.....................................              71%                 24%(1)


 * Commencement of operations.
(1) Not annualized.
(2) Annualized.

                       HOTCHKIS AND WILEY VARIABLE TRUST

                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                         LOS ANGELES, CALIFORNIA 90017

                                  800-236-4479

                           INFORMATION ABOUT THE FUND

Please read this Prospectus before you invest in the Fund. Keep the Prospectus for future reference. You can get additional information about the Fund in:

- Statement of Additional Information (SAI) (incorporated by reference into -- legally a part of -- this Prospectus)


- Annual Report (contains a discussion of market conditions and investment strategies that affected Fund performance)


- Semi-annual Report

To get this information free of charge or for shareholder questions, contact:


                           The Fund's transfer agent

                                 (800) 236-4479

                       Securities and Exchange Commission
                            Public Reference Section

                           Washington, DC 20549-0102



- call 1-202-942-8090 for information on the Commission's Public Reference Room, where documents can be reviewed and copied



- the information is available at the SEC's Internet site on the EDGAR Database at http://www.sec.gov



- copies of the information retrievable from the SEC's Internet site are available for a fee by writing to the SEC's Public Reference Section or by electronic request at publicinfo@sec.gov


   You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

                   Investment Company Act File No. 811-08163
                                   PROSPECTUS


                                  MAY 1, 2000


                                     [LOGO]

                       HOTCHKIS AND WILEY VARIABLE TRUST

-------------------------------------------------------

              ---------------------------------------------------

                                 INTERNATIONAL
                                 VIP PORTFOLIO
              ---------------------------------------------------
-------------------------------------------------------

                                   PROSPECTUS


                                  MAY 1, 2000


                    HOTCHKIS AND WILEY VARIABLE TRUST [LOGO]


The Fund is a portfolio of the Hotchkis and Wiley Variable Trust. It is an investment for variable annuity contracts and variable life insurance contracts issued by insurance companies that have contracts with the Fund.



TOTAL RETURN BOND VIP PORTFOLIO



Seeks to maximize long-term total return. The Fund invests in bonds of varying maturities with a portfolio duration of two to eight years.



The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy of this Prospectus. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


KEY FACTS..............................................     3
INVESTMENT OBJECTIVE AND POLICIES......................     4
INVESTMENT RISKS.......................................     8
THE ADVISOR AND PORTFOLIO MANAGERS.....................    12
HOW TO BUY AND REDEEM SHARES...........................    13
DIVIDENDS AND TAXES....................................    14
INFORMATION ABOUT THE FUND.........................back cover


                           [HOTCHKIS AND WILEY LOGO]

                                   KEY FACTS


--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND MAIN STRATEGIES



This section highlights important information about the Fund. Use this summary to compare the Fund to other mutual funds that fund a portion of a variable annuity or insurance contract. More detailed information follows the summary.



The Fund invests in a diversified portfolio of bonds of different maturities, including U.S. Government securities, corporate bonds, asset-backed securities and mortgage-backed securities. The Fund's duration is from two to eight years. Duration is a measure of how much the price of a bond would change compared to a change in market interest rates. Duration is discussed further on page 4.



                                                  TOTAL RETURN BOND VIP PORTFOLIO
------------------------------------------------------------------------------------------------
OBJECTIVE                           - maximize long-term total
                                      return

MAIN STRATEGIES
  CREDIT QUALITY                    - at least 85% investment grade;
                                      up to 15% rated below investment
                                      grade, none below B

  DURATION                          - 2-8 years



MAIN RISKS



As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go up or down. These changes may occur in response to interest rate changes or other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of bonds goes down. The value of the Fund's shares also may be affected by market conditions and economic or political developments. The longer the duration of the Fund, the more the Fund's price will go down if interest rates go up. If the value of the Fund's investments goes down, you may lose money.



The Fund invests in mortgage-backed and asset-backed securities. In addition to normal bond risks, these securities are subject to prepayment risk.



The Fund invests in "junk" bonds, which have more credit risk and tend to be less liquid than higher-rated securities.



See "Investment Risks" for more information about the risks associated with the Fund.



The Fund is an investment for variable annuity contracts and variable life insurance contracts offered by separate accounts of insurance companies that have contracts with the Fund ("Participating Insurance Companies"). The Fund intends to operate in compliance with current state insurance laws and regulations regarding such things as its concentration of investments and purchase and sale of futures contracts, and this may impose limits on portfolio management.

                       INVESTMENT OBJECTIVE AND POLICIES


--------------------------------------------------------------------------------



The Fund's investment objective is to MAXIMIZE LONG-TERM TOTAL RETURN. The Fund invests in bonds with a portfolio duration of two to eight years. Investments are concentrated in areas of the bond market (based on quality, sector, coupon or maturity) that the Advisor believes are relatively undervalued.



TYPES OF INVESTMENTS



The Fund seeks to achieve its objective by investing mainly in investment grade, interest-bearing securities of varying maturities. These include:



- U.S. Government securities


- preferred stocks


- mortgage-backed and other asset-backed securities


- corporate bonds


- bonds that are convertible into stocks


- bank certificates of deposit, fixed time deposits and bankers' acceptances


- repurchase agreements, reverse repurchase agreements and dollar rolls


- obligations of foreign governments or their subdivisions, agencies and instrumentalities


- obligations of international agencies or supra-national entities


- municipal bonds



RATINGS LIMITATIONS



- at least 85% of total assets rated at least investment grade or, if short-term, the second highest quality grade, by a major rating agency such as Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Group ("S&P")


- up to 15% of total assets rated below investment grade (below Baa by Moody's or below BBB by S&P), but none below B


- can invest in unrated securities if the Advisor believes them to be of comparable quality



After the Fund buys a security, it may be given a lower rating or stop being rated. This will not require the Fund to sell it, but the Advisor will consider the change in rating in deciding whether to keep the security.



MATURITY AND DURATION REQUIREMENTS



Maturity. The EFFECTIVE MATURITY of a bond is the weighted average period over which principal is expected to be repaid. STATED MATURITY is the date when the issuer is scheduled to make the final payment of principal. Effective maturity is different than stated maturity because it estimates the effect of expected principal prepayments and call provisions.



Duration. Duration measures the potential volatility of the price of a bond or a portfolio of bonds prior to maturity. Duration is the magnitude of the change in price of a bond relative to a given change in the market interest rate. Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.



For any bond with interest payments occurring before principal is repaid, duration is ordinarily less than maturity. Generally, the lower the stated or coupon rate of interest of a bond, the longer the duration. The higher the stated or coupon rate of interest of a bond, the shorter the duration. The calculation of duration is based on estimates.

Duration is a tool to measure interest rate risk. Assuming a 1% change in interest rates and the duration shown below, the Fund's price would change as follows:



        FUND                 DURATION                  CHANGE IN INTEREST RATES
        ----                 --------                  ------------------------
Total Return Bond VIP        4.5 yrs.    1% decline ----> 4.5% gain in Fund price
                                         1% rise ----> 4.5% decline in Fund price



Other factors such as changes in credit quality, prepayments, the shape of the yield curve and liquidity affect the price of the Fund and may correlate with changes in interest rates. These factors can increase swings in the Fund's share prices during periods of volatile interest rate changes.



FOREIGN BONDS



The Fund may invest in foreign bonds as follows:


- up to 25% of total assets in foreign bonds that are denominated in U.S.
  dollars


- up to 15% of total assets in foreign bonds that are not denominated in U.S. dollars


- up to 15% of total assets in emerging market foreign bonds



MONEY MARKET INVESTMENTS



To meet redemptions and when waiting to invest cash receipts, the Fund may invest in short-term, investment grade bonds and other money market instruments. Also, the Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing.



PORTFOLIO TURNOVER



As a result of the strategies described above, the Fund may have an annual portfolio turnover rate above 100%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher mark ups and other transaction costs and can affect the Fund's performance. It also can result in a greater amount of distributions as ordinary income rather than long-term capital gains.



TYPES OF SECURITIES USED IN PRINCIPAL STRATEGIES



U.S. GOVERNMENT SECURITIES



The Fund can invest in U.S. Government securities. U.S. Government securities include direct obligations issued by the U.S. Treasury, like Treasury bills, certificates of indebtedness, notes, bonds and parts of notes or bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal National Mortgage Association ("Fannie Mae"), Government National Mortgage Association ("Ginnie Mae"), Federal Home Loan Mortgage Association ("Freddie Mac"), Federal Financing Bank, and Student Loan Marketing Association ("Sallie Mae").



Treasury securities are backed by the full faith and credit of the U.S. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the U.S. Some are backed by the right of the agency to borrow from the Treasury. Others are supported only by the credit of the agency and not by the Treasury. If the securities are not backed by the full faith and credit of the U.S., the owner must look mainly to the agency issuing the obligation for repayment.

CORPORATE BONDS



The Fund can invest in corporate bonds. These include variable and floating rate bonds and corporate commercial paper.



The Fund can invest in structured debentures and structured notes, which are hybrid instruments with characteristics of both bonds and swap agreements. The prices of structured debentures and structured notes can be more volatile than and are often not correlated to other bonds.



The Fund can invest in inverse floaters and tiered index bonds. In general, the interest rates on tiered index bonds and inverse floaters move in the opposite direction of prevailing interest rates.



ASSET-BACKED SECURITIES



The Fund can invest in securities whose principal and interest payments are backed by various types of assets, including automobile loans, credit card loans, and home equity loans.



MORTGAGE-BACKED SECURITIES



The Fund can invest in mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations ("CMOs").



OTHER STRATEGIES



The Fund uses certain other investment strategies:



- REPURCHASE AGREEMENTS: the Fund can enter into repurchase agreements involving U.S. Government securities with commercial banks or broker-dealers. This is a method of short-term investment of cash where the Fund would buy securities from a bank or broker-dealer and sell them back a short time later (usually overnight) for a slightly higher price. The Fund intends to be fully "collateralized" as to such agreements, and the collateral will be marked-to-market daily. But if the person obligated to repurchase from the Fund defaults, there may be possible delays and expenses in liquidating the securities, a decline in their value and loss of interest income.



- MUNICIPAL BONDS: the Fund can invest in municipal bonds issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their agencies and instrumentalities. These include general obligation bonds, revenue bonds and private activity bonds.



- REAL ESTATE INVESTMENT TRUSTS: the Fund can invest in securities of real estate investment trusts or REITs.



- DERIVATIVES: the Fund may use "derivatives," whose performance is derived from the performance of an underlying asset. The Fund may use derivatives to hedge against changes in foreign currency exchange rates or securities prices; for liquidity; or as part of its overall investment strategies. Types of derivatives that the Fund may use include futures contracts, forward contracts, swap agreements and options. Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Derivatives, however, are volatile and involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk. The Fund will mark liquid assets as segregated or enter offsetting positions to cover its obligations, if any, under futures contracts, forward contracts, swap agreements and options to avoid leveraging the Fund.

- BORROW MONEY: the Fund can borrow up to 10% of the value of its total assets. The Fund can enter into reverse repurchase agreements in which the Fund sells securities and agrees to buy them back for a fixed price at a later date. The Fund also can use dollar rolls in which the Fund sells securities for delivery in the current month while agreeing to buy very similar securities at a later date from the same party. Reverse repurchase agreements and dollar rolls involve leverage and are treated as borrowings by the Fund.



- LEND SECURITIES: the Fund can lend up to 33 1/3% of the value of its total assets.



- SHORT SALES AGAINST-THE-BOX: the Fund can borrow and sell "short" securities when it also owns an equal amount of those securities (or their equivalent). No more than 25% of the Fund's total assets can be held as collateral for short sales at any one time.



- WHEN-ISSUED or DELAYED DELIVERY: the Fund can buy securities on a when-issued or delayed delivery basis. The Fund will mark liquid assets as segregated in an amount equal to the when-issued securities.



- CORPORATE LOANS: the Fund can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, the Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate". The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, the Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.



- ILLIQUID INVESTMENTS: the Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities, it may be unable to quickly resell them or may be able to sell them only at a price below current value. Illiquid securities and restricted securities involve liquidity risk, market risk and selection risk.



  - restricted securities: Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may have no active trading market.



    Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse non-public information about the issuer, the Fund will not be able to sell the security.



  - 144A: Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not the general public. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue. Under policies adopted by the Trustees, Rule 144A securities with active trading markets are considered liquid.

                                INVESTMENT RISKS


--------------------------------------------------------------------------------



This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.



MARKET AND SELECTION RISK



Market risk is the risk that the bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform the market or other funds with similar investment objectives and investment strategies.



FOREIGN MARKET RISK



Since the Fund may invest in foreign securities, it offers the potential for more diversification than an investment only in the U.S. This is because stocks traded on foreign markets have often (though not always) performed differently than stocks in the U.S. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:



- The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.



- Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.



- The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund's operations.



- Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.



- Because there are generally fewer investors in foreign bonds and a smaller number of bonds traded each day, it may be difficult for the Fund to buy and sell foreign bonds. In addition, prices of foreign bonds may go up and down more than prices of bonds traded in the U.S.



- Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

- The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.



- The costs of foreign securities transactions tend to be higher than those of U.S. transactions.



- International trade barriers or economic sanctions against certain foreign countries may adversely affect the Fund's foreign holdings.



- If the Fund purchases a bond issued by a foreign government, the government may be unwilling or unable to make payments when due. There may be no formal bankruptcy proceeding by which the Fund would be able to collect amounts owed by a foreign government.



EUROPEAN ECONOMIC AND MONETARY UNION (EMU)



A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU establishes a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected:



- If the transition to euro, or EMU as a whole, does not take effect as planned.



- If a participating country withdraws from EMU.



- If the computing, accounting and trading systems used by the Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency.



RISKS OF CONVERTIBLE SECURITIES



Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.



ADDITIONAL BOND RISKS



- MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated. Prepayment reduces the yield to maturity and average life of the mortgage-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate than the rate on the security that was prepaid. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as extension risk.

  Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both up and down) may quickly and significantly reduce the value of certain mortgage-backed securities.



  Mortgage-backed securities are issued by Federal government agencies like Ginnie Mae, Freddie Mac or Fannie Mae. Principal and interest payments on mortgage-backed securities issued by Federal government agencies are guaranteed by either the Federal government or the government agency. This means that such securities have very little credit risk. Other mortgage-backed securities are issued by private corporations rather than Federal agencies. Private mortgage-backed securities have credit risk as well as prepayment risk and extension risk.



  Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs). CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.



- ASSET-BACKED SECURITIES -- Like traditional bonds, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund's portfolio will increase. The value of long-term securities changes more widely in response to changes in interest rates than shorter-term securities.



- CREDIT RISK -- Credit risk is the risk that the issuer of bonds will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and on the terms of the specific bonds.



- INTEREST RATE RISK -- Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than do prices of shorter term securities.



- CALL AND REDEMPTION RISK -- Investments in bonds carry the risk that a bond's issuer will call the bond for redemption prior to the bond's maturity. If there is an early call of a bond, the Fund may lose income and may have to invest the proceeds of the redemption in bonds with lower yields than the called bond.



- JUNK BONDS -- Junk bonds are bonds that are rated below investment grade by the major rating agencies or are unrated securities that the Fund's Advisor believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for the Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated bonds. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds may be subject to greater call and redemption risk than higher rated bonds. Junk bonds involve credit risk, market risk, selection risk and liquidity risk.



- WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES AND FORWARD
  COMMITMENTS -- When-issued, delayed-delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Fund loses the investment opportunity of the assets it has set aside to pay for the security and any gain in the security's price. When-issued and delayed-delivery securities and forward commitments involve market risk, selection risk and leverage risk.



- VARIABLE RATE DEMAND OBLIGATIONS -- Variable rate demand obligations are floating rate securities that consist of an interest in a long-term bond and the conditional right to demand payment prior to the bond's maturity from a bank or other financial institution. If the bank or other financial institution is unable to pay on demand, the Fund may be adversely affected. In addition, these securities are subject to credit risk.



- INDEXED AND INVERSE FLOATING RATE SECURITIES -- The Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. The Fund may also invest in securities whose return is inversely related to changes in an interest rate (inverse floaters). In general, inverse floaters change in value in a manner that is opposite to most bonds -- that is, interest rates on inverse floaters will decrease when short-term rates increase and increase when short-term rates decrease. Investments in indexed securities and inverse floaters may subject the Fund to the risks of reduced or eliminated interest payments. Investments in indexed securities also may subject the Fund to loss of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund's investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate securities. Both indexed securities and inverse floaters can be derivative securities and can be considered speculative.



- SOVEREIGN DEBT -- The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject the Fund to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.



- CORPORATE LOANS -- Corporate loans are subject to the risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans and the value of the collateral may not completely cover the borrower's obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

RISKS OF DERIVATIVES



Derivatives involve the following risks:



- CREDIT RISK -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.



- CURRENCY RISK -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.



- LEVERAGE RISK -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.



- LIQUIDITY RISK -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.



- INDEX RISK -- If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.



Please see the Statement of Additional Information (SAI) for detailed information regarding the types of derivatives that can be used by the Fund and the risks associated with these instruments.



                       THE ADVISOR AND PORTFOLIO MANAGERS


--------------------------------------------------------------------------------



THE ADVISOR



Hotchkis and Wiley, 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, has been the Fund's investment advisor since investment operations began in February 2000. The Advisor is a division of Merrill Lynch Asset Management, L.P., a Delaware limited partnership. The Advisor supervises and arranges the purchase and sale of securities held in the Fund's portfolio and administers the Fund. The Advisor also manages other mutual funds and separate investment advisory accounts.



The Fund will pay an annual advisory fee to the Advisor of .55% of its average net assets. The Advisor has agreed to make reimbursements so that the regular annual operating expenses of the Fund will not exceed .65% of its average net assets. The Advisor has agreed to this expense limit through April 30, 2001, and will thereafter give shareholders prior notice if this reimbursement policy will change.



The Advisor may pay administrative service fees to Participating Insurance Companies. The Advisor also is allowed to allocate brokerage based on sales of shares of funds managed by the Advisor but has not done so.



PORTFOLIO MANAGERS



The portfolio managers who have responsibility for the day-to-day management of the Fund are Roger DeBard, Michael Sanchez and John Queen. Each has served as portfolio manager for the Fund since its inception. Mr. DeBard is a managing director of the Advisor where he has been a portfolio manager for more than five years. Mr. Sanchez joined the Advisor in August 1996. Before joining the Advisor, Mr. Sanchez was with Provident Investment Counsel as a Senior Vice President and portfolio manager from 1991 to 1995 and with ARCO Investment Management Company as a Director of Fixed Income Investments from 1988 to 1991. Mr. Queen joined the Advisor in 1997. Before joining the Advisor, Mr. Queen was associated with The Capital Group as a member of an analyst team responsible for $8 billion in fixed-income assets.



                          HOW TO BUY AND REDEEM SHARES


--------------------------------------------------------------------------------



Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through the separate accounts of Participating Insurance Companies. You should refer to the prospectus or private placement memorandum ("prospectus") of the Participating Insurance Company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy, how to select the Fund as an investment option for the applicable contract or policy and how to redeem money from the applicable contract or policy.



The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the Participating Insurance Companies' prospectuses) to be effected on that day under variable annuity contracts and variable life insurance policies. Orders received by the Fund are processed on business days only. The Fund prices orders for the purchase of shares at the net asset value per share next calculated after an order is received in proper form by the Fund or its designee so long as payment for the shares is received by the end of the next business day. The Fund prices redemptions at the net asset value per share next calculated after receipt in proper form of a redemption request by the Fund or its designee. The separate account of a Participating Insurance Company is a designee of the Fund for receipt of purchase and redemption orders. Receipt by a Participating Insurance Company is receipt by the Fund, so long as the Fund receives timely notice of the order by the next business day. Separate accounts must transmit purchase and redemption orders promptly. The Fund pays redemptions within seven days after the request is received. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.



The Fund does not charge any sales charges or redemption fees. Participating Insurance Companies may charge mortality and expense risk fees and other charges under the variable annuity contracts or variable life insurance policies. The Participating Insurance Companies are required to describe these fees in the prospectuses for the contracts or policies.



Shares of the Fund are sold to and held by separate accounts that fund variable annuity and variable life insurance contracts issued by Participating Insurance Companies. The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of Participating Insurance Companies arising from the fact that interests of such holders may differ due to differences of tax treatment or other considerations or due to conflicts between the Participating Insurance Companies. Nevertheless, the Trustees will monitor events to seek to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. Should a material irreconcilable conflict arise between the holders of variable annuity contracts and variable life insurance policies of Participating Insurance Companies, the Participating Insurance Companies may be required to withdraw the assets allocable to some or all of the separate accounts from the Fund. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.



                              DIVIDENDS AND TAXES


--------------------------------------------------------------------------------



DIVIDENDS AND DISTRIBUTIONS



The Fund pays income dividends, if any, monthly.



The Fund pays distributions of any net realized short-term gains and any net capital gains at least annually.



See the prospectuses for variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for additional information.



TAXES



The Fund will elect to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year in which it distributes to its shareholders at least 90% of its net investment income earned in the fiscal year.



A segregated asset account upon which a variable annuity contract or variable life insurance policy is based must meet certain diversification tests in the Code and U.S. Treasury regulations. If, as is intended, the Fund meets these tests and complies with certain other conditions, a segregated asset account investing solely in shares of the Fund will also be deemed to meet these diversification requirements. A failure of the Fund to qualify as a regulated investment company or to meet these conditions and to comply with these tests could cause the owners of variable annuity contracts and variable life insurance policies based on such accounts to recognize ordinary income each year in the amount of any net appreciation of their contracts or policies during the year (including the annual costs of life insurance, if any, provided under such policies).



The terms of the variable annuity or variable life insurance plan through which you invest and the tax rules governing such annuities and plans govern the tax consequences of an investment in the Fund. Please refer to the prospectus for the variable annuity or variable life insurance plan through which you are investing.

                    [HOTCHKIS AND WILEY VARIABLE TRUST LOGO]


                           725 SOUTH FIGUEROA STREET


                                   SUITE 4000


                         LOS ANGELES, CALIFORNIA 90017



                                  800-236-4479



                           INFORMATION ABOUT THE FUND



Please read this Prospectus before you invest in the Fund. Keep the Prospectus for future reference. You can get additional information about the Fund in:



- Statement of Additional Information (SAI) (incorporated by reference into -- legally a part of -- this Prospectus)



- Annual Report (contains a discussion of market conditions and investment strategies that affected Fund performance)



- Semi-annual Report



To get this information free of charge or for shareholder questions, contact:



                           The Fund's transfer agent


                                 (800) 236-4479



                       Securities and Exchange Commission


                            Public Reference Section


                           Washington, DC 20549-0102



- call 1-202-942-8090 for information on the Commission's Public Reference Room, where documents can be reviewed and copied



- the information is available at the SEC's Internet site on the EDGAR Database at http://www.sec.gov



- copies of the information retrievable from the SEC's Internet site are available for a fee by writing to the SEC's Public Reference Section or by electronic request at publicinfo@sec.gov



   You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.



                   Investment Company Act File No. 811-08163


                                   PROSPECTUS



                                  MAY 1, 2000


                           [HOTCHKIS AND WILEY LOGO]

                    [HOTCHKIS AND WILEY VARIABLE TRUST LOGO]

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              ---------------------------------------------------

                               TOTAL RETURN BOND


                                 VIP PORTFOLIO

              ---------------------------------------------------
-------------------------------------------------------

                                   PROSPECTUS


                                  MAY 1, 2000


                    HOTCHKIS AND WILEY VARIABLE TRUST [LOGO]


The Fund is a portfolio of the Hotchkis and Wiley Variable Trust. It is an investment for variable annuity contracts and variable life insurance contracts issued by insurance companies that have contracts with the Fund.



LOW DURATION VIP PORTFOLIO



Seeks to maximize total return, consistent with preservation of capital. The Fund invests in bonds of varying maturities with a portfolio duration of one to three years.



The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy of this Prospectus. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

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KEY FACTS..............................................     3
INVESTMENT OBJECTIVE AND POLICIES......................     5
INVESTMENT RISKS.......................................     9
THE ADVISOR AND PORTFOLIO MANAGERS.....................    13
HOW TO BUY AND REDEEM SHARES...........................    14
DIVIDENDS AND TAXES....................................    15
FINANCIAL HIGHLIGHTS...................................    16
INFORMATION ABOUT THE FUND.........................back cover


                           [HOTCHKIS AND WILEY LOGO]

                                   KEY FACTS


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INVESTMENT OBJECTIVE AND MAIN STRATEGIES



This section highlights important information about the Fund. Use this summary to compare the Fund to other mutual funds that fund a portion of a variable annuity or insurance contract. More detailed information follows the summary.



The Fund invests in a diversified portfolio of bonds of different maturities, including U.S. Government securities, corporate bonds, asset-backed securities and mortgage-backed securities. The Fund's duration is from one to three years. Duration is a measure of how much the price of a bond would change compared to a change in market interest rates. Duration is discussed further on page 5.



                                                     LOW DURATION VIP PORTFOLIO
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OBJECTIVE                           - maximize total return
                                    - preserve capital

MAIN STRATEGIES
  CREDIT QUALITY                    - at least 70% in A rated or better;
                                      up to 30% rated BBB/Baa;
                                      up to 10% rated below investment grade, none below B

  DURATION                          - 1-3 years



MAIN RISKS



As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go up or down. These changes may occur in response to interest rate changes or other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of bonds goes down. The value of the Fund's shares also may be affected by market conditions and economic or political developments. The longer the duration of the Fund, the more the Fund's price will go down if interest rates go up. If the value of the Fund's investments goes down, you may lose money.



The Fund invests in mortgage-backed and asset-backed securities. In addition to normal bond risks, these securities are subject to prepayment risk.



The Fund invests in "junk" bonds, which have more credit risk and tend to be less liquid than higher-rated securities.



See "Investment Risks" for more information about the risks associated with the Fund.



The Fund is an investment for variable annuity contracts and variable life insurance contracts offered by separate accounts of insurance companies that have contracts with the Fund ("Participating Insurance Companies"). The Fund intends to operate in compliance with current state insurance laws and regulations regarding such things as its concentration of investments and purchase and sale of futures contracts, and this may impose limits on portfolio management.

THE FUND'S PERFORMANCE


The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual total returns for 1 year and the life of the Fund (which is less than 5 years) compare with those of a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. The bar chart and table do not reflect insurance-related fees and expenses which, if reflected, would lower the returns shown below.



                           LOW DURATION VIP PORTFOLIO

Total
Return

1999                                                          2.8%


Total return for the three months ended March 31, 2000: 1.07%



Best quarter: 0.82% (3rd Quarter of 1999).


Worst quarter: 0.55% (2nd Quarter of 1999).



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  AVERAGE ANNUAL TOTAL RETURNS                                                            LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1999)                         1 YEAR              3/18/98
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  Low Duration VIP Portfolio                                        2.80%                4.04%
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  Merrill Lynch 1-3 Year U.S. Treasury Note Index                   3.06%                4.76%
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This chart compares the Low Duration VIP Portfolio's performance with the returns of the Merrill Lynch 1-3 Year U.S. Treasury Note Index, an unmanaged index of U.S. Treasury securities with maturities of one to three years which are guaranteed as to the timely payment of interest and principal by the U.S. Government. The Fund owns securities not reflected in the Index or guaranteed.

                       INVESTMENT OBJECTIVE AND POLICIES


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The Fund's investment objective is to MAXIMIZE TOTAL RETURN, consistent with CAPITAL PRESERVATION. The Fund invests in bonds with a portfolio duration of one to three years. The total rate of return for this Fund is expected to rise and fall less than a longer duration bond fund.



TYPES OF INVESTMENTS



The Fund seeks to achieve its objective by investing mainly in investment grade, interest-bearing securities of varying maturities. These include:



- U.S. Government securities


- preferred stocks


- mortgage-backed and other asset-backed securities


- corporate bonds


- bonds that are convertible into stocks


- bank certificates of deposit, fixed time deposits and bankers' acceptances


- repurchase agreements, reverse repurchase agreements and dollar rolls


- obligations of foreign governments or their subdivisions, agencies and instrumentalities


- obligations of international agencies or supra-national entities


- municipal bonds



RATINGS LIMITATIONS



- at least 70% of total assets rated at least A or, if short-term, the second highest quality grade, by a major rating agency


- up to 30% of total assets rated Baa by Moody's Investors Service or BBB by Standard & Poor's


- up to 10% of total assets rated below investment grade, but none below B


- can invest in unrated securities if the Advisor believes them to be of comparable quality



After the Fund buys a security, it may be given a lower rating or stop being rated. This will not require the Fund to sell it, but the Advisor will consider the change in rating in deciding whether to keep the security.



MATURITY AND DURATION REQUIREMENTS



Maturity. The EFFECTIVE MATURITY of a bond is the weighted average period over which principal is expected to be repaid. STATED MATURITY is the date when the issuer is scheduled to make the final payment of principal. Effective maturity is different than stated maturity because it estimates the effect of expected principal prepayments and call provisions.



Duration. Duration measures the potential volatility of the price of a bond or a portfolio of bonds prior to maturity. Duration is the magnitude of the change in price of a bond relative to a given change in the market interest rate. Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.



For any bond with interest payments occurring before principal is repaid, duration is ordinarily less than maturity. Generally, the lower the stated or coupon rate of interest of a bond, the longer the duration. The higher the stated or coupon rate of interest of a bond, the shorter the duration. The calculation of duration is based on estimates.

Duration is a tool to measure interest rate risk. Assuming a 1% change in interest rates and the duration shown below, the Fund's price would change as follows:



        FUND                 DURATION                  CHANGE IN INTEREST RATES
        ----                 --------                  ------------------------
Low Duration VIP               2 yrs.        1% decline ---> 2% gain in Fund price
                                             1% rise ---> 2% decline in Fund price



Other factors such as changes in credit quality, prepayments, the shape of the yield curve and liquidity affect the price of the Fund and may correlate with changes in interest rates. These factors can increase swings in the Fund's share prices during periods of volatile interest rate changes.



FOREIGN BONDS



The Fund may invest in foreign bonds as follows:


- up to 25% of total assets in foreign bonds that are denominated in U.S.
  dollars


- up to 15% of total assets in foreign bonds that are not denominated in U.S. dollars


- up to 15% of total assets in emerging market foreign bonds



MONEY MARKET INVESTMENTS



To meet redemptions and when waiting to invest cash receipts, the Fund may invest in short-term, investment grade bonds and other money market instruments. Also, the Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing.



PORTFOLIO TURNOVER



As a result of the strategies described above, the Fund may have an annual portfolio turnover rate above 100%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher mark ups and other transaction costs and can affect the Fund's performance. It also can result in a greater amount of distributions as ordinary income rather than long-term capital gains.



TYPES OF SECURITIES USED IN PRINCIPAL STRATEGIES



U.S. GOVERNMENT SECURITIES



The Fund can invest in U.S. Government securities. U.S. Government securities include direct obligations issued by the U.S. Treasury, like Treasury bills, certificates of indebtedness, notes, bonds and parts of notes or bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal National Mortgage Association ("Fannie Mae"), Government National Mortgage Association ("Ginnie Mae"), Federal Home Loan Mortgage Association ("Freddie Mac"), Federal Financing Bank, and Student Loan Marketing Association ("Sallie Mae").



Treasury securities are backed by the full faith and credit of the U.S. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the U.S. Some are backed by the right of the agency to borrow from the Treasury. Others are supported only by the credit of the agency and not by the Treasury. If the securities are not backed by the full faith and credit of the U.S., the owner must look mainly to the agency issuing the obligation for repayment.

CORPORATE BONDS



The Fund can invest in corporate bonds. These include variable and floating rate bonds and corporate commercial paper.



The Fund can invest in structured debentures and structured notes, which are hybrid instruments with characteristics of both bonds and swap agreements. The prices of structured debentures and structured notes can be more volatile than and are often not correlated to other bonds.



The Fund can invest in inverse floaters and tiered index bonds. In general, the interest rates on tiered index bonds and inverse floaters move in the opposite direction of prevailing interest rates.



ASSET-BACKED SECURITIES



The Fund can invest in securities whose principal and interest payments are backed by various types of assets, including automobile loans, credit card loans, and home equity loans.



MORTGAGE-BACKED SECURITIES



The Fund can invest in mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations ("CMOs").



OTHER STRATEGIES



The Fund uses certain other investment strategies:



- REPURCHASE AGREEMENTS: the Fund can enter into repurchase agreements involving U.S. Government securities with commercial banks or broker-dealers. This is a method of short-term investment of cash where the Fund would buy securities from a bank or broker-dealer and sell them back a short time later (usually overnight) for a slightly higher price. The Fund intends to be fully "collateralized" as to such agreements, and the collateral will be marked-to-market daily. But if the person obligated to repurchase from the Fund defaults, there may be possible delays and expenses in liquidating the securities, a decline in their value and loss of interest income.



- MUNICIPAL BONDS: the Fund can invest in municipal bonds issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their agencies and instrumentalities. These include general obligation bonds, revenue bonds and private activity bonds.



- REAL ESTATE INVESTMENT TRUSTS: the Fund can invest in securities of real estate investment trusts or REITs.



- DERIVATIVES: the Fund may use "derivatives," whose performance is derived from the performance of an underlying asset. The Fund may use derivatives to hedge against changes in foreign currency exchange rates or securities prices; for liquidity; or as part of its overall investment strategies. Types of derivatives that the Fund may use include futures contracts, forward contracts, swap agreements and options. Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Derivatives, however, are volatile and involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk. The Fund will mark liquid assets as segregated or enter offsetting positions to cover its obligations, if any, under futures contracts, forward contracts, swap agreements and options to avoid leveraging the Fund.

- BORROW MONEY: the Fund can borrow up to 10% of the value of its total assets. The Fund can enter into reverse repurchase agreements in which the Fund sells securities and agrees to buy them back for a fixed price at a later date. The Fund also can use dollar rolls in which the Fund sells securities for delivery in the current month while agreeing to buy very similar securities at a later date from the same party. Reverse repurchase agreements and dollar rolls involve leverage and are treated as borrowings by the Fund.



- LEND SECURITIES: the Fund can lend up to 33 1/3% of the value of its total assets.



- SHORT SALES AGAINST-THE-BOX: the Fund can borrow and sell "short" securities when it also owns an equal amount of those securities (or their equivalent). No more than 25% of the Fund's total assets can be held as collateral for short sales at any one time.



- WHEN-ISSUED or DELAYED DELIVERY: the Fund can buy securities on a when-issued or delayed delivery basis. The Fund will mark liquid assets as segregated in an amount equal to the when-issued securities.



- CORPORATE LOANS: the Fund can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, the Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate". The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, the Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.



- ILLIQUID INVESTMENTS: the Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities, it may be unable to quickly resell them or may be able to sell them only at a price below current value. Illiquid securities and restricted securities involve liquidity risk, market risk and selection risk.



  - restricted securities: Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may have no active trading market.



    Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse non-public information about the issuer, the Fund will not be able to sell the security.



  - 144A: Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not the general public. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue. Under policies adopted by the Trustees, Rule 144A securities with active trading markets are considered liquid.

                                INVESTMENT RISKS


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This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.



MARKET AND SELECTION RISK



Market risk is the risk that the bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform the market or other funds with similar investment objectives and investment strategies.



FOREIGN MARKET RISK



Since the Fund may invest in foreign securities, it offers the potential for more diversification than an investment only in the U.S. This is because stocks traded on foreign markets have often (though not always) performed differently than stocks in the U.S. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:



- The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.



- Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.



- The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund's operations.



- Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.



- Because there are generally fewer investors in foreign bonds and a smaller number of bonds traded each day, it may be difficult for the Fund to buy and sell foreign bonds. In addition, prices of foreign bonds may go up and down more than prices of bonds traded in the U.S.



- Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

- The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.



- The costs of foreign securities transactions tend to be higher than those of U.S. transactions.



- International trade barriers or economic sanctions against certain foreign countries may adversely affect the Fund's foreign holdings.



- If the Fund purchases a bond issued by a foreign government, the government may be unwilling or unable to make payments when due. There may be no formal bankruptcy proceeding by which the Fund would be able to collect amounts owed by a foreign government.



EUROPEAN ECONOMIC AND MONETARY UNION (EMU)



A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU establishes a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected:



- If the transition to euro, or EMU as a whole, does not take effect as planned.



- If a participating country withdraws from EMU.



- If the computing, accounting and trading systems used by the Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency.



RISKS OF CONVERTIBLE SECURITIES



Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.



ADDITIONAL BOND RISKS



- MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated. Prepayment reduces the yield to maturity and average life of the mortgage-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate than the rate on the security that was prepaid. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as extension risk.

  Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both up and down) may quickly and significantly reduce the value of certain mortgage-backed securities.



  Mortgage-backed securities are issued by Federal government agencies like Ginnie Mae, Freddie Mac or Fannie Mae. Principal and interest payments on mortgage-backed securities issued by Federal government agencies are guaranteed by either the Federal government or the government agency. This means that such securities have very little credit risk. Other mortgage-backed securities are issued by private corporations rather than Federal agencies. Private mortgage-backed securities have credit risk as well as prepayment risk and extension risk.



  Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs). CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.



- ASSET-BACKED SECURITIES -- Like traditional bonds, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund's portfolio will increase. The value of long-term securities changes more widely in response to changes in interest rates than shorter-term securities.



- CREDIT RISK -- Credit risk is the risk that the issuer of bonds will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and on the terms of the specific bonds.



- INTEREST RATE RISK -- Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than do prices of shorter term securities.



- CALL AND REDEMPTION RISK -- Investments in bonds carry the risk that a bond's issuer will call the bond for redemption prior to the bond's maturity. If there is an early call of a bond, the Fund may lose income and may have to invest the proceeds of the redemption in bonds with lower yields than the called bond.



- JUNK BONDS -- Junk bonds are bonds that are rated below investment grade by the major rating agencies or are unrated bonds that the Fund's Advisor believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for the Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated bonds. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds may be subject to greater call and redemption risk than higher rated bonds. Junk bonds involve credit risk, market risk, selection risk and liquidity risk.



- WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES AND FORWARD
  COMMITMENTS -- When-issued, delayed-delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Fund loses the investment opportunity of the assets it has set aside to pay for the security and any gain in the security's price. When-issued and delayed-delivery securities and forward commitments involve market risk, selection risk and leverage risk.



- VARIABLE RATE DEMAND OBLIGATIONS -- Variable rate demand obligations are floating rate securities that consist of an interest in a long-term bond and the conditional right to demand payment prior to the bond's maturity from a bank or other financial institution. If the bank or other financial institution is unable to pay on demand, the Fund may be adversely affected. In addition, these securities are subject to credit risk.



- INDEXED AND INVERSE FLOATING RATE SECURITIES -- The Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. The Fund may also invest in securities whose return is inversely related to changes in an interest rate (inverse floaters). In general, inverse floaters change in value in a manner that is opposite to most bonds -- that is, interest rates on inverse floaters will decrease when short-term rates increase and increase when short-term rates decrease. Investments in indexed securities and inverse floaters may subject the Fund to the risks of reduced or eliminated interest payments. Investments in indexed securities also may subject the Fund to loss of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund's investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate securities. Both indexed securities and inverse floaters can be derivative securities and can be considered speculative.



- SOVEREIGN DEBT -- The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject the Fund to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.



- CORPORATE LOANS -- Corporate loans are subject to the risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans and the value of the collateral may not completely cover the borrower's obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

RISKS OF DERIVATIVES



Derivatives involve the following risks:



- CREDIT RISK -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.



- CURRENCY RISK -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.



- LEVERAGE RISK -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.



- LIQUIDITY RISK -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.



- INDEX RISK -- If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.



Please see the Statement of Additional Information (SAI) for detailed information regarding the types of derivatives that can be used by the Fund and the risks associated with these instruments.



                       THE ADVISOR AND PORTFOLIO MANAGERS


--------------------------------------------------------------------------------



THE ADVISOR



Hotchkis and Wiley, 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, has been the Fund's investment advisor since 1998. The Advisor is a division of Merrill Lynch Asset Management, L.P., a Delaware limited partnership. The Advisor supervises and arranges the purchase and sale of securities held in the Fund's portfolio and administers the Fund. The Advisor also manages other mutual funds and separate investment advisory accounts.



The Fund paid an annualized fee to the Advisor for the fiscal year ended December 31, 1999 of .46% of its average net assets. The Advisor has agreed to make reimbursements so that the regular annual operating expenses of the Fund will not exceed .58% of its average net assets. The Advisor has agreed to continue this expense limit through April 30, 2001, and will thereafter give shareholders prior notice if this reimbursement policy will change.



The Advisor may pay administrative service fees to Participating Insurance Companies. The Advisor also is allowed to allocate brokerage based on sales of shares of funds managed by the Advisor but has not done so.



PORTFOLIO MANAGERS



The portfolio managers who have responsibility for the day-to-day management of the Fund are Roger DeBard, Michael Sanchez and John Queen. Each has served as portfolio manager for the Fund since its inception. Mr. DeBard is a managing director of the Advisor where he has been a portfolio manager for more than five years. Mr. Sanchez joined the Advisor in August 1996. Before joining the Advisor, Mr. Sanchez was with Provident Investment Counsel as a Senior Vice President and portfolio manager from 1991 to 1995 and with ARCO Investment Management Company as a Director of Fixed Income Investments from 1988 to 1991. Mr. Queen joined the Advisor in 1997. Before joining the Advisor, Mr. Queen was associated with The Capital Group as a member of an analyst team responsible for $8 billion in fixed-income assets.



                          HOW TO BUY AND REDEEM SHARES


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Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through the separate accounts of Participating Insurance Companies. You should refer to the prospectus or private placement memorandum ("prospectus") of the Participating Insurance Company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy, how to select the Fund as an investment option for the applicable contract or policy and how to redeem money from the applicable contract or policy.



The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the Participating Insurance Companies' prospectuses) to be effected on that day under variable annuity contracts and variable life insurance policies. Orders received by the Fund are processed on business days only. The Fund prices orders for the purchase of shares at the net asset value per share next calculated after an order is received in proper form by the Fund or its designee so long as payment for the shares is received by the end of the next business day. The Fund prices redemptions at the net asset value per share next calculated after receipt in proper form of a redemption request by the Fund or its designee. The separate account of a Participating Insurance Company is a designee of the Fund for receipt of purchase and redemption orders. Receipt by a Participating Insurance Company is receipt by the Fund, so long as the Fund receives timely notice of the order by the next business day. Separate accounts must transmit purchase and redemption orders promptly. The Fund pays redemptions within seven days after the request is received. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.



The Fund does not charge any sales charges or redemption fees. Participating Insurance Companies may charge mortality and expense risk fees and other charges under the variable annuity contracts or variable life insurance policies. The Participating Insurance Companies are required to describe these fees in the prospectuses for the contracts or policies.



Shares of the Fund are sold to and held by separate accounts that fund variable annuity and variable life insurance contracts issued by Participating Insurance Companies. The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of Participating Insurance Companies arising from the fact that interests of such holders may differ due to differences of tax treatment or other considerations or due to conflicts between the Participating Insurance Companies. Nevertheless, the Trustees will monitor events to seek to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. Should a material irreconcilable conflict arise between the holders of variable annuity contracts and variable life insurance policies of Participating Insurance Companies, the Participating Insurance Companies may be required to withdraw the assets allocable to some or all of the separate accounts from the Fund. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

                              DIVIDENDS AND TAXES


--------------------------------------------------------------------------------



DIVIDENDS AND DISTRIBUTIONS



The Fund pays income dividends, if any, monthly.



The Fund pays distributions of any net realized short-term gains and any net capital gains at least annually.



See the prospectuses for variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for additional information.



TAXES



The Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year in which it distributes to its shareholders at least 90% of its net investment income earned in the fiscal year.



A segregated asset account upon which a variable annuity contract or variable life insurance policy is based must meet certain diversification tests in the Code and U.S. Treasury regulations. If, as is intended, the Fund meets these tests and complies with certain other conditions, a segregated asset account investing solely in shares of the Fund will also be deemed to meet these diversification requirements. A failure of the Fund to qualify as a regulated investment company or to meet these conditions and to comply with these tests could cause the owners of variable annuity contracts and variable life insurance policies based on such accounts to recognize ordinary income each year in the amount of any net appreciation of their contracts or policies during the year (including the annual costs of life insurance, if any, provided under such policies).



The terms of the variable annuity or variable life insurance plan through which you invest and the tax rules governing such annuities and plans govern the tax consequences of an investment in the Fund. Please refer to the prospectus for the variable annuity or variable life insurance plan through which you are investing.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the periods since it began operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions, but excluding insurance-related fees and expenses). These financial highlights were audited by PricewaterhouseCoopers LLP. The accountants' report and the Fund's financial statements are included in the SAI and the Fund's annual report, which are available upon request. Further performance information is contained in the annual report.





                                                                                       March 18, 1998*
                                                                   Year Ended              through
LOW DURATION VIP PORTFOLIO                                     December 31, 1999      December 31, 1998
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................       $     9.98             $    10.00
                                                                   ----------             ----------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................................             0.54                   0.46
    Net realized and unrealized loss on investments.........            (0.27)                 (0.03)
                                                                   ----------             ----------
        Total from investment operations....................             0.27                   0.43
                                                                   ----------             ----------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)..................            (0.53)                 (0.45)
                                                                   ----------             ----------
Net Asset Value, End of Period..............................       $     9.72             $     9.98
                                                                   ==========             ==========
TOTAL RETURN(1).............................................             2.80%                  4.40%(1)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................       $1,700,885             $1,723,748
Ratio of expenses to average net assets:
  Before expense reimbursement..............................             4.00%                  5.56%(2)
  After expense reimbursement...............................             0.58%                  0.58%(2)
Ratio of net investment income to average net assets:
  Before expense reimbursement..............................             1.90%                  0.47%(2)
  After expense reimbursement...............................             5.32%                  5.45%(2)
Portfolio turnover rate.....................................              137%                   296%(1)



 * Commencement of operations.


(1) Not annualized.


(2) Annualized.

                    [HOTCHKIS AND WILEY VARIABLE TRUST LOGO]


                           725 SOUTH FIGUEROA STREET


                                   SUITE 4000


                         LOS ANGELES, CALIFORNIA 90017



                                  800-236-4479



                           INFORMATION ABOUT THE FUND



Please read this Prospectus before you invest in the Fund. Keep the Prospectus for future reference. You can get additional information about the Fund in:



- Statement of Additional Information (SAI) (incorporated by reference into -- legally a part of -- this Prospectus)



- Annual Report (contains a discussion of market conditions and investment strategies that affected Fund performance)



- Semi-annual Report



To get this information free of charge or for shareholder questions, contact:



                           The Fund's transfer agent


                                 (800) 236-4479



                       Securities and Exchange Commission


                            Public Reference Section


                           Washington, DC 20549-0102



- call 1-202-942-8090 for information on the Commission's Public Reference Room, where documents can be reviewed and copied



- the information is available at the SEC's Internet site on the EDGAR Database at http://www.sec.gov



- copies of the information retrievable from the SEC's Internet site are available for a fee by writing to the SEC's Public Reference Section or by electronic request at publicinfo@sec.gov



   You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.



                   Investment Company Act File No. 811-08163


                                   PROSPECTUS



                                  MAY 1, 2000


                           [HOTCHKIS AND WILEY LOGO]

                    [HOTCHKIS AND WILEY VARIABLE TRUST LOGO]

-------------------------------------------------------

              ---------------------------------------------------

                                  LOW DURATION


                                 VIP PORTFOLIO

              ---------------------------------------------------
-------------------------------------------------------

                       HOTCHKIS AND WILEY VARIABLE TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2000


The Hotchkis and Wiley Variable Trust (the "Trust") is an investment company which offers shares of four investment funds -- Equity Income VIP Portfolio, International VIP Portfolio, Total Return Bond VIP Portfolio and Low Duration VIP Portfolio (each, a "Fund" and collectively, the "Funds"). The Equity Income VIP Portfolio and the International VIP Portfolio are sometimes referred to as the "Stock Funds." The Total Return Bond VIP Portfolio and the Low Duration VIP Portfolio are sometimes referred to as the "Bond Funds." The shares of the Funds are offered only to separate accounts of participating life insurance companies ("Participating Insurance Companies") for the purpose of funding variable annuity contracts and variable life insurance contracts.


This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectuses dated May 1, 2000 of the Funds. Copies of the prospectuses may be obtained at no charge from the Trust, 725 S. Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Hotchkis and Wiley (the "Advisor") is the investment advisor to the Funds.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Trust History...............................................   B-2
Description of the Funds, Their Investments and Risks.......   B-2
  Investment Restrictions...................................   B-2
  Repurchase Agreements.....................................   B-3
  U.S. Government Securities................................   B-3
  Municipal Obligations.....................................   B-4
  Corporate Debt Securities.................................   B-6
  Convertible Securities....................................   B-6
  Mortgage-Related Securities...............................   B-6
  Asset-Backed Securities...................................  B-10
  Risk Factors Relating to Investing in Mortgage-Related and
    Asset-Backed Securities.................................  B-10
  Duration..................................................  B-11
  Effective Maturity........................................  B-12
  Derivative Instruments....................................  B-12
  Foreign Securities........................................  B-16
  Foreign Currency Options and Related Risks................  B-18
  Forward Foreign Currency Exchange Contracts...............  B-19
  Foreign Investment Risks..................................  B-21
  Risk Factors Relating to Investing in High Yield
    Securities..............................................  B-23
  Illiquid Securities.......................................  B-23
  Reverse Repurchase Agreements.............................  B-24
  Dollar Rolls..............................................  B-25
  Borrowing.................................................  B-25
  Loans of Portfolio Securities.............................  B-25
  When-Issued Securities....................................  B-26
  Real Estate Investment Trusts.............................  B-26
  Temporary Defensive Position..............................  B-26
  Shares of Other Investment Companies......................  B-26
Management..................................................  B-27
  The Advisor...............................................  B-29
  Subadvisors...............................................  B-30
  The Distributor...........................................  B-30
  Code of Ethics............................................  B-30
  Other Service Providers...................................  B-31
  Portfolio Transactions and Brokerage......................  B-31
Trust Shares................................................  B-33
Net Asset Value.............................................  B-34
Dividends and Tax Status....................................  B-35
Performance Information.....................................  B-36
General Information About the Trust's Shareholders..........  B-37
Appendix -- Description of Ratings..........................   A-1
Financial Statements

                                 TRUST HISTORY

The Trust was organized on February 4, 1997 as a Massachusetts business trust. The Trust is a diversified, open-end, management investment company currently consisting of four separate series.

             DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

The investment objective of the Equity Income VIP Portfolio is to provide current income and long-term growth of income, accompanied by growth of capital.

The investment objective of the International VIP Portfolio is to provide current income and long-term growth of income, accompanied by growth of capital.

The investment objective of the Total Return Bond VIP Portfolio is to maximize long-term total return.

The investment objective of the Low Duration VIP Portfolio is to maximize total return, consistent with preservation of capital.


The portfolio and strategies with respect to the composition of each Fund are described in that Fund's prospectus.



INVESTMENT RESTRICTIONS


Each Fund has adopted the following restrictions (in addition to their investment objectives) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of that Fund's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares.

Except as noted, none of the Funds may:

 1. Purchase any security, other than obligations of the U.S. Government, its agencies, or instrumentalities ("U.S. Government securities"), if as a result: (i) with respect to 75% of its total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer; or (ii) more than 25% of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry.

 2. Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

 3. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

 4. Issue senior securities, borrow money or pledge its assets except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings; none of the Funds (except the Bond Funds) will purchase any additional portfolio securities while such borrowings are outstanding. (The Bond Funds may borrow from banks or enter into reverse repurchase agreements and pledge assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300%.)

 5. Purchase any security (other than U.S. Government securities) if as a result, with respect to 75% of the Fund's total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.

 6. Buy or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. (For the purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts. This restriction does not apply to the Bond Funds.)

 7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

 8. Make investments for the purpose of exercising control or management.

 9. Participate on a joint or joint and several basis in any trading account in securities.

10. Make loans, except through repurchase agreements. (This restriction does not apply to the Bond Funds, which may lend portfolio securities having an aggregate market value of up to one-third of the total assets of the Fund.)

Any percentage limitation on a Fund's investments is determined when the investment is made, unless otherwise noted.

REPURCHASE AGREEMENTS

Each of the Funds may invest in repurchase agreements collaterized by U.S. Government securities. A repurchase agreement is an agreement where the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund's money is invested in the repurchase agreement. A Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of instruments declines, a Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

U.S. GOVERNMENT SECURITIES

U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such instrumentality only when the Advisor is satisfied that the credit risk with respect to any instrumentality is acceptable.

The Funds may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

MUNICIPAL OBLIGATIONS

The Bond Funds may invest in municipal obligations. The two principal classifications of municipal bonds, notes and commercial paper are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include states, counties, cities, towns and other governmental units. Revenue bonds, notes and commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multifamily housing units; public buildings and facilities; air and marine ports; transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

Included within the revenue bonds category are participations in municipal lease obligations or installment purchase contracts of municipalities (collectively, "lease obligations"). State and local governments issue lease obligations to acquire equipment leases and facilities. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligations may experience difficulty in exercising their rights, including disposition of the property.

Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisors to determine whether they may be subject to the federal alternative minimum tax.

Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for the use of the facilities. The viability of a resource recovery project, environmental protections regulations and project operator tax incentives may affect the value and credit quality of these obligations.

Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation has terms which provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Bond Funds' investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which the Bond Funds invest to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

CORPORATE DEBT SECURITIES

A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Advisor's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities of domestic or foreign issuers, which meet the ratings criteria set forth in the prospectus. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

In general, the market value of a convertible security is at least the higher of its "investment value" (that is, its value as a fixed-income security) or its "conversion value" (that is, its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

MORTGAGE-RELATED SECURITIES

The Bond Funds may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.

Mortgage Pass-Through Securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

Ginnie Mae is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

Obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the United States Government. In the case of obligations not backed by the full faith and credit of the United States Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Fannie Mae and Freddie Mac may borrow from the U.S. Treasury to meet its obligations, but the U.S. Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

Private mortgage pass-through securities are structured similarly to Ginnie Mae, Fannie Mae, and Freddie Mac mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.


Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Advisor determines that the securities meet the Fund's quality standards.


Collateralized Mortgage Obligations. CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs also include REMICs.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission ("SEC"), and the Funds may invest in the securities of such issuers without the limitations imposed by the 1940 Act on investments by the Fund in other investment companies. In addition, in reliance on an earlier SEC interpretation, the Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the 1940 Act; and (4) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs that cannot rely on the rule or do not meet the above requirements, the Funds may not invest more than 10% of their assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

The Bond Funds may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing market index or rate. Typical indices would include the eleventh district cost-of-funds index ("COFI"), the London Interbank Offered Rate ("LIBOR"), one-year Treasury yields, and ten-year Treasury yields.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

The ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM's maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. See "Stripped Mortgage-Related Securities" below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage-Related Securities. Stripped mortgage-related securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced. As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Inverse Floaters. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed rate bond.

ASSET-BACKED SECURITIES

The Bond Funds may invest in various types of asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through or in a pay-through structure similar to the CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

RISK FACTORS RELATING TO INVESTING IN MORTGAGE-RELATED AND ASSET-BACKED
SECURITIES

The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Funds may invest a portion of their assets in derivative mortgage-related securities which are highly sensitive to changes in prepayment and interest rates. The Advisor will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

During periods of declining interest rates, prepayment of mortgages underlying mortgage-related securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in high-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Conversely, slower than expected prepayments may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities tend to fluctuate more in response to interest rate changes, leading to increased net asset value volatility. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

DURATION

In selecting securities for the Bond Funds, the Advisor makes use of the concept of duration for fixed-income securities. Duration is a measure of the expected life of a fixed-income security. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Most debt obligations provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments, the market values of debt obligations may respond differently to changes in the level and structure of interest rates.

Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

Short futures or put options positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Advisor will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

EFFECTIVE MATURITY

The Bond Funds each invest in a diversified portfolio of fixed-income securities of varying maturities. The effective maturity is the weighted average period over which a security's principal is expected to be paid. Stated maturity is the date when the issuer is scheduled to make the final payment of principal. Effective maturity differs from stated maturity in that it estimates the anticipated effect of expected principal prepayments and call provisions.

The effective maturity of a debt security will be the stated maturity, except:
(1) in the case of a security with a call provision, the maturity date will be considered the call date if there is a high probability, in the opinion of the Advisor, that the security will be called; (2) in the case of securities with unconditional put provisions entitling the security holder to receive the security's approximate amortized cost, the maturity will be considered to be the next put date; (3) in the case of mortgage-backed or other amortizing securities, the maturity will be considered to be the average life remaining (the length of time it is expected to take to retire half of the remaining principal through amortizing payments) based on prepayment assumptions that the Advisor believes appropriate; and (4) in the case of a variable or floating rate investment grade security which, in the Advisor's opinion, will have a market value approximating amortized cost on the next interest rate reset date, the maturity will be considered to be the next reset date. However, no Bond Fund will invest more than 5% of its net assets at the time of purchase in floating or variable rate instruments of any one issuer, nor invest more than 20% of its net assets at the time of purchase in floating or variable rate instruments of issuers within the same industry.

DERIVATIVE INSTRUMENTS


As indicated in the prospectuses, to the extent consistent with their investment objectives and policies and the investment restrictions listed in this Statement of Additional Information, the Funds may purchase and write call and put options on securities, securities indexes and foreign currencies and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. The International VIP Portfolio and the Bond Funds may also purchase and sell options relating to foreign currencies for the purpose of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Each Fund will maintain segregated accounts consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options and futures contracts to avoid leveraging of the Fund.


Options on Securities and on Securities Indexes. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.


Futures Contracts and Options on Futures Contracts. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in its prospectus and if permitted by its investment restrictions. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.


A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

Each Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations on Use of Futures and Options Thereon. When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

In order to comply with current applicable regulations of the CFTC pursuant to which the Trust avoids being deemed a "commodity pool operator," the Funds are limited in their futures trading activities to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, or to non-hedging positions for which the aggregate initial margin and premiums will not exceed 5% of the liquidation value of the Fund's assets.

Risk Factors in Futures Transactions and Options. Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts.

The particular securities comprising the index underlying the index financial futures contract may vary from the securities held by a Fund. As a result, the Fund's ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Fund. The correlation may be affected by disparities in the Fund's investments as compared to those comprising the index and general economic or political factors. In addition, the correlation between movements in the value of the index may be subject to change over time as additions to and deletions from the index alter its structure. The correlation between futures contracts on U.S. Government securities and the securities held by a Fund may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of securities held by the Fund may be greater. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

Each Fund expects to liquidate a majority of the futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge effectively its investments. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. A Fund will enter into a futures position only if, in the judgment of the Advisor, there appears to be an actively traded secondary market for such futures contracts.

The successful use of transactions in futures and related options also depends on the ability of the Advisor to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on a hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by a Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a financial futures contract.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a futures contract also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

FOREIGN SECURITIES

The Funds may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities; EDRs are European receipts evidencing a similar arrangement. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets.

The Bond Funds may also invest in fixed-income securities of issuers located in emerging foreign markets. Emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, South Korea, Singapore and most Western European countries. In determining what countries constitute emerging markets, the Advisor will consider, among other things, data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation. Currently, investing in many emerging markets may not be desirable or feasible, because of the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Fund expects to expand and further broaden the group of emerging markets in which it invests.

From time to time, emerging markets have offered the opportunity for higher returns in exchange for a higher level of risk. Accordingly, the Advisor believes that a Bond Fund's ability to invest in emerging markets throughout the world may enable the achievement of results superior to those produced by funds, with similar objectives to those of these Funds, that invest solely in securities in developed markets. There is no assurance that any Bond Fund will achieve these results.

The Bond Funds may invest in the following types of emerging market fixed-income securities: (1) fixed-income securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds (described below); (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (3) fixed-income securities issued by banks and other business entities; and (4) fixed-income securities denominated in or indexed to the currencies of emerging markets. Fixed-income securities held by a Fund may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity of fixed-income securities in which the Fund may invest.

The Bond Funds may invest in Brady Bonds and other Sovereign Debt of countries that have restructured or are in the process of restructuring Sovereign Debt pursuant to the Brady Plan. "Brady Bonds" are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

Emerging market fixed-income securities generally are considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized statistical rating organizations. Investment in emerging market fixed-income securities will be allocated among various countries based upon the Advisor's analysis of credit risk and its consideration of a number of factors, including: prospects for relative economic growth among the different countries in which the Bond Funds may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors. The Advisor's emerging market sovereign credit analysis includes an evaluation of the issuing country's total debt levels, currency reserve levels, net exports/imports, overall economic growth, level of inflation, currency fluctuation, political and social climate and payment history. Particular fixed-income securities will be selected based upon a credit risk analysis of potential issuers, the characteristics of the security, the interest rate sensitivity of the various debt issues available with respect to a particular issuer, an analysis of the anticipated volatility and liquidity of the particular debt instruments, and the tax implications to the Fund. The emerging market fixed-income securities in which the Bond Funds may invest are not subject to any minimum credit quality standards.


FOREIGN CURRENCY OPTIONS AND RELATED RISKS


The Funds may take positions in options on foreign currencies to hedge against the risk that foreign exchange rate fluctuations will affect the value of foreign securities the Funds hold in their portfolios or intend to purchase. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.


The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Risks of Options Trading. The Funds may effectively terminate their rights or obligations under options by entering into closing transactions. Closing transactions permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it had purchased in order to realize any profit.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.

A Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Advisor believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or

(2) the Fund maintains in a segregated account cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Swap Agreements. The Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by segregating cash, U.S.

Government securities, equity securities or other liquid, unencumbered assets marked-to-market daily, to avoid any potential leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.


Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Advisor's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. Restrictions imposed by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


FOREIGN INVESTMENT RISKS

Foreign Market Risk. Because the Funds may invest in foreign securities, the Funds offer you more diversification than an investment only in the United States since prices of securities traded on foreign markets have often, though not always, moved counter to prices in the United States. Foreign security investment, however, involves special risks not present in U.S. investments that can increase the chances that the Funds will lose money. In particular, the Stock Funds are subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect the Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Currency Risk and Exchange Risk. Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Fund. Generally, when the U.S. dollar rises in value against a foreign currency, your investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, your investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk" which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas and a weak U.S. dollar will increase returns for U.S. investors investing overseas.

For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty of European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU establishes a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Upon implementation of EMU, certain securities issued in participating EU countries (beginning with government and corporate bonds) were redenominated in the euro, and are now listed, traded, declaring dividends and making other payments only in euros.


No assurance can be given that the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU at any time by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Funds' investments in Europe generally or in specific countries participating in EMU. Gains or losses from euro conversion may be taxable to International VIP Portfolio shareholders or shareholders of other Funds under foreign or, in certain limited circumstances, U.S. tax laws.



Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the United States securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.


Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds the foreign securities in which it invests outside the United States in foreign banks and securities depositories. These foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it can be expected that it will be more expensive for a Fund to buy, sell and hold securities in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. These problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.


Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES


A description of security ratings is attached as an Appendix. Lower-rated or unrated (that is, high yield) securities are more likely to react to developments affecting market risk (such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity) and credit risk (such as the issuer's inability to meet its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The Advisor considers both credit risk and market risk in making investment decisions for the Funds.



The amount of high yield securities outstanding proliferated in the 1980's in conjunction with the increase in merger and acquisition and leveraged buyout activity. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations upon maturity. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Funds' net asset value prior to the sale.


Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.

ILLIQUID SECURITIES


A Fund may not hold more than 15% of its net assets in illiquid securities. Illiquid securities generally include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or because they have legal or contractual restrictions of resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements that have a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.


Illiquid securities are more difficult to sell and value than exchange-traded or listed securities with similar characteristics. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Also market quotations are less readily available. The judgment of the Advisor may at times play a greater role in valuing these securities than in the case of unrestricted securities. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.


Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Advisor will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Advisor will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSRO"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Advisor, and
(2) it must not be "traded flat" (that is, without accrued interest) or in default as to principal or interest. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


REVERSE REPURCHASE AGREEMENTS

The Bond Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by these Funds for purposes of the limit applicable to borrowings.

DOLLAR ROLLS

The Bond Funds may use dollar rolls as part of their investment strategy. In a dollar roll, a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same type and coupon) on a specified future date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction.


The Bond Funds will mark as segregated cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to their obligations with respect to dollar rolls. Dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. If the buyer of the securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Dollar rolls are speculative techniques involving leverage and are considered borrowings by these Funds for purposes of the limit applicable to borrowings.


BORROWING

As a fundamental policy, the Stock Funds may borrow money, but only from banks for temporary or emergency purposes in amounts not exceeding 10% of each Fund's total assets. The Bond Funds may borrow for temporary, emergency or investment purposes. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. This is the speculative factor known as leverage.

LOANS OF PORTFOLIO SECURITIES

For the purpose of achieving income, the Bond Funds may lend their portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of short-term, high quality debt securities, including U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit, maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.

WHEN-ISSUED SECURITIES


The International and Bond Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also mark as segregated with its custodian cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.


REAL ESTATE INVESTMENT TRUSTS

Each Fund may invest in securities of real estate investment trusts or REITs. Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.

TEMPORARY DEFENSIVE POSITION

When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, a Fund may invest all or part of its assets in short-term investment grade debt obligations of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.


SHARES OF OTHER INVESTMENT COMPANIES



The Funds can invest in securities of other investment companies except to the extent prohibited by law. Like all equity investments, these investments may go up or down in value. They also may not perform in correlation with a Fund's principal strategies. The Funds will pay additional fees through their investments in other investment companies.

                                   MANAGEMENT

The Trustees oversee the actions of the Funds' Advisor and other service providers and decide upon matters of general policy. The Trustees also review the actions of the Funds' officers, who conduct and supervise the daily business operations of the Funds. The Trustees and officers of the Trust are:


Michael Baxter* (36) -- Trustee -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Co-Head of the Advisor (since 1999); Managing Director of the Advisor (since 1996); Partner of the Advisor (1994 - 1996); Portfolio Manager of the Advisor (since 1990).



Robert L. Burch III (66) -- Trustee -- One Rockefeller Plaza, New York, NY 10020. Managing Partner, A.W. Jones Co. (investments) (since 1984); Chairman, Jonathan Mfg. Corp. (slide manufacturing) (since 1977).



John A. G. Gavin (69) -- Trustee -- 2100 Century Park West, Los Angeles, CA 90067. Partner and Managing Director, Hicks, Muse, Tate and Furst (Latin America) (private equity investment firm) (since 1994); Chairman, Gamma Services Corp. (venture capital) (since 1968); Principal, Gavin, Dailey & Partners (consulting) (since 1993); U.S. Ambassador to Mexico (1981 - 1986); Director, Apex Mortgage Capital, Inc., Atlantic Richfield Co., International Wire Corp. and Krause's Furniture.



Joe Grills (65) -- Trustee -- P.O. Box 98, Rapidan, VA 22733. Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA") (since 1986); member of CIEBA's Executive Committee (since
1988) and its Chairman (1991 - 1992); Assistant Treasurer of International Business Machines Incorporated ("IBM") and Chief Investment Officer of IBM Retirement Funds (1986 - 1993); Member of the Investment Advisory Committees of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute (since 1997); Director (since 1992) and Vice Chairman (since 1998), Duke Management Company; Director, KIMCO Realty Corporation (since 1997) and LaSalle Street Fund (since 1995); Member of the Investment Advisory Committee of the Virginia Retirement System (since 1998); Director, Montpelier Foundation (since 1998); Trustee or Director of 24 registered investment companies (consisting of 56 portfolios) for which Merrill Lynch Asset Management, L.P. or its affiliate, Fund Asset Management, L.P., is the advisor.



Nigel Hurst-Brown* (48) -- Trustee -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Co-Head of the Advisor (since 1999); Managing Director of Merrill Lynch Mercury Asset Management (since 1998); Director of Mercury Asset Management Group Plc. (since 1990).



Madeleine A. Kleiner (48) -- Trustee -- 1900 Avenue of the Stars, Suite 1700, Los Angeles, CA 90067. Senior Executive Vice President, Chief Administrative Officer and General Counsel, H.F. Ahmanson & Company and Home Savings of America, FSB (banking company) (1995 - 1998); Partner, Gibson, Dunn & Crutcher (law firm) (1983 - 1995).



Richard R. West (62) -- Trustee -- Box 604, Genoa, NV 89411. Professor of Finance (since 1984), Dean (1984 - 1993), and currently Dean Emeritus, New York University Leonard N. Stern School of Business Administration; Director, Vornado Realty Trust, Inc. (real estate holding company); Director, Bowne & Co., Inc. (financial printers); Director, Alexander's, Inc. (real estate company); Trustee or Director of 62 registered investment companies (consisting of 86 portfolios) for which Merrill Lynch Asset Management, L.P. or its affiliate, Fund Asset Management, L.P., is the advisor.


---------------


* "Interested" Trustee, as defined in the 1940 Act, due to the relationship indicated with the Funds' Advisor.

Nancy D. Celick (48) -- President and Principal Executive Officer -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Chief Administrative Officer of the Advisor (since 1998); Chief Financial Officer of the Advisor (1993 - 1998); Chief Financial Officer of Kennedy-Wilson, Inc. (auction marketing services) (1992 - 1993); Chief Financial Officer of First National Corporation (bank holding company) (1984 - 1992).



Gail Bardin (53) -- Executive Vice President -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Managing Director of the Advisor (since 1996); Partner of the Advisor (1994 - 1996); Principal of the Advisor (1992 - 1994); Portfolio Manager of the Advisor (1988 - 1992).



Mark D. Cone (32) -- Vice President -- 225 Liberty Street, 30th Floor, New York, NY 10080-6130. Vice President of the Advisor; Retail Account Manager, Neuberger & Berman (1991 - 1994).



Anna Marie S. Lopez (32) -- Treasurer, Principal Financial and Accounting Officer and Assistant Secretary -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Compliance Officer of the Advisor (since 1999); Compliance Associate of the Advisor (1997 - 1999); Manager, Price Waterhouse (1991 - 1997).



Turner Swan (38) -- Secretary -- 725 S. Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Attorney with the Advisor (since 1997); Attorney, Sheppard, Mullin, Richter & Hampton LLP (1995 - 1997); Attorney, Trout Trading Management Company Ltd. (1993 - 1995).



Gracie Fermelia (38) -- Vice President, Assistant Secretary and Assistant Treasurer -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Business Manager of the International Department of the Advisor (since 1998); Compliance Officer of the Advisor (1994 - 1998); Senior Manager, Price Waterhouse (1985 - 1994).

The Trust does not pay salaries to any of its officers or fees to any of its Trustees affiliated with the Advisor. The following table sets forth the aggregate compensation paid to the Trustees during the Trust's fiscal year ended December 31, 1999 and the aggregate compensation paid to the Trustees for service on the Trust's Board and that of any other fund for which the Advisor serves as investment adviser or has an investment adviser that is an affiliated person of the Advisor ("Fund Complex") for the calendar year ended December 31, 1999.



                                                                           TOTAL 1999
                                                                          COMPENSATION
                                                         AGGREGATE       FROM TRUST AND
                                                        COMPENSATION      FUND COMPLEX
                 NAME AND POSITION                       FROM TRUST     PAID TO TRUSTEES*
                 -----------------                      ------------    -----------------
Michael Baxter,.....................................      $    --           $     --
Trustee
Robert L. Burch III,................................      $13,000           $ 34,000
Trustee
John A. G. Gavin,...................................      $10,000           $ 25,000
Trustee
Joe Grills,.........................................      $13,000           $232,333
Trustee
Nigel Hurst-Brown,..................................      $    --           $     --
Trustee
Robert B. Hutchinson,...............................      $13,000           $ 34,000
Former Trustee
Madeleine A. Kleiner,...............................      $ 6,000           $ 18,000
Trustee
Merle T. Welshans,..................................      $13,000           $ 34,000
Former Trustee
Richard R. West,....................................      $13,000           $422,225
Trustee


---------------

* Each Trustee also serves as a Trustee of the Hotchkis and Wiley Funds. Messrs. Grills and West also serve on the boards of other investment companies advised by Merrill Lynch Asset Management, L.P. and its advisory affiliates.

For information as to ownership of shares, see "General Information About the Trust's Shareholders."

THE ADVISOR

The Advisor provides the Funds with management and investment advisory services. Hotchkis and Wiley, a division of Merrill Lynch Asset Management, L.P. ("MLAM"), is located at 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017-5400. MLAM is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., a financial services holding company incorporated in Delaware. MLAM and its advisory affiliates act as the investment advisor for more than 140 registered investment companies and offer portfolio management and portfolio analysis services to individual and institutional accounts.


The Equity Income and International VIP Portfolios pay the Advisor for the services performed a fee at the annual rate of 0.75% of each Fund's average daily net assets. The Total Return Bond VIP Portfolio pays the Advisor a fee at the annual rate of 0.55% of its average daily net assets. The Low Duration VIP Portfolio pays the Advisor a fee at the annual rate of 0.46% of its average daily net assets. For the fiscal period ended December 31, 1998, the International VIP Portfolio paid the Advisor $1,019,881 and for the fiscal year ended December 31, 1999, the International VIP Portfolio paid the Advisor $1,678,700. The Equity Income VIP Portfolio and the Low Duration VIP Portfolio paid no advisory fees and were reimbursed $44,455 and $51,340, respectively, by the Advisor for the fiscal period ended December 31, 1998. For the fiscal year ended December 31, 1999, the Equity Income VIP Portfolio and the Low Duration VIP Portfolio paid no advisory fees and were reimbursed by the Advisor $40,647 and $50,385, respectively. The Total Return Bond VIP Portfolio had not commenced investment operations as of December 31, 1999.



In addition, the Advisor has agreed to limit the annual operating expenses of the Equity Income VIP Portfolio to 1.15% of the Fund's average net assets. The Advisor has agreed to limit the annual operating expenses of the International VIP Portfolio to 1.35% of the Fund's average net assets. The Advisor has agreed to limit the annual operating expenses of the Total Return Bond VIP Portfolio to 0.65% of the Fund's average net assets. The Advisor has agreed to limit the annual operating expenses of the Low Duration VIP Portfolio to 0.58% of the Fund's average net assets. The Advisor has agreed to these expense limits through April 2001. For the fiscal period ended December 31, 1998, the Advisor waived a portion of its fee as follows: Equity Income VIP Portfolio -- $5,646; and Low Duration VIP Portfolio -- $5,111. For the fiscal year ended December 31, 1999, the Advisor waived a portion of its fees as follows: Equity Income VIP Portfolio -- $7,896; and Low Duration VIP Portfolio -- $7,842.



Each of the four Investment Advisory Agreements provides that the Advisor shall not be liable to the Trust for any error of judgment by the Advisor or for any loss sustained by any of the Funds except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


SUBADVISORS


The Advisor has entered into subadvisory agreements with Mercury Asset Management International Ltd. and Merrill Lynch Asset Management U.K. Limited, affiliated investment advisors that are indirect subsidiaries of Merrill Lynch & Co., Inc. The subadvisory arrangements are for investment research, recommendations and other investment-related services to be provided to the International VIP Portfolio at rates of compensation as may be agreed by the parties. There is no increase in the aggregate fees paid by this Fund for such services.


THE DISTRIBUTOR


Princeton Funds Distributor, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is the Funds' distributor and makes a continuous offering of the Funds' shares. It is not compensated by the Funds. The distributor is an indirect subsidiary of Merrill Lynch & Co., Inc., and is an affiliate of the Advisor.



CODE OF ETHICS



The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which includes the Code of Ethics of the Advisor and distributor (together, the "Code"). The Code significantly restricts the personal investing activities of all employees of the Advisor and distributor and, as described below, imposes additional, more onerous, restrictions on Fund investment personnel.



The Code requires that all employees of the Advisor and principal underwriter preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Advisor and principal underwriter include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Advisor. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of a Fund within 7 days of trading by the Fund in the same (or equivalent) security. The Code is on public file with, and is available from, the SEC.


OTHER SERVICE PROVIDERS


The Trust's custodian, Firstar Bank Milwaukee, N.A., 615 East Michigan Street, Milwaukee, Wisconsin, is responsible for holding the Trust's domestic assets and Firstar Mutual Fund Services, LLC ("FMFS"), located at the same address, acts as the Trust's accounting services agent, transfer agent and dividend paying agent. FMFS is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. For these services, FMFS receives an annual fee of $14.00 per shareholder account. FMFS is also reimbursed for its out-of-pocket expenses.


The Chase Manhattan Bank, Four Chase MetroTech Center, Brooklyn, New York 11245, through its global custody network, provides custodial services for assets of the Trust held outside the U.S.


The Trust's independent accountant, PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, examines the Trust's financial statements and assists in the preparation of certain reports to the SEC.


PORTFOLIO TRANSACTIONS AND BROKERAGE


The Investment Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of each Fund by placing purchase and sale orders for that Fund, the Advisor shall select such broker-dealers ("brokers") that will, in the Advisor's judgment, implement the policy of the Trust to achieve "best execution", that is, prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor is also authorized by the Agreements to consider whether the broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion. The Agreements also state that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (1) were for purposes contemplated by the Agreements; (2) were for products or services which provide lawful and appropriate assistance to the Advisor's decision-making process; and (3) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. The Advisor is also authorized to consider sales of shares of each Fund and/or of any other investment companies for which the Advisor acts as Advisor as a factor in the selection of brokers to execute brokerage and principal transactions, subject to the requirements of "best execution", as defined above, although the Advisor is not currently doing so.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Trust in the valuation of the Funds' investments. The research which the Advisor receives for the Funds' brokerage commissions, whether or not useful to a Fund, may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to any Fund.

In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Funds directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.


The International VIP Portfolio anticipates that its brokerage transactions involving securities of companies headquartered in countries other than the U.S. will be conducted primarily on the principal exchanges of such countries. Transactions on foreign exchanges are usually subject to fixed commissions which are generally higher than negotiated commissions on U.S. transactions, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.



The value of any Fund's aggregate holdings of the securities of its regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act) as of December 31, 1999 is as follows:



                                                       REGULAR       AGGREGATE
                      FUND                          BROKER-DEALER    HOLDINGS
-------------------------------------------------  ---------------   ---------
Low Duration VIP Portfolio                         Lehman Brothers    $24,773



During the fiscal year ended December 31, 1999, the following brokerage commissions were paid by the Funds:



Equity Income VIP Portfolio.................................  $       502
International VIP Portfolio.................................  $   531,182
Low Duration VIP Portfolio..................................  $         0



The Advisor is an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, a registered broker-dealer, and the other broker-dealer subsidiaries of Merrill Lynch & Co., Inc. For the fiscal year ended December 31, 1999, transactions with affiliated broker-dealers were as follows:



                                                                                           PERCENTAGE OF AGGREGATE
                                                                                              DOLLAR AMOUNT OF
                                                                PERCENTAGE OF AGGREGATE    TRANSACTIONS INVOLVING
                                                                       BROKERAGE                 PAYMENT OF
                                            COMMISSIONS PAID          COMMISSIONS           COMMISSIONS EFFECTED
                                             TO AFFILIATED        PAID TO AFFILIATED         THROUGH AFFILIATED
                   FUND                      BROKER-DEALERS         BROKER-DEALERS             BROKER-DEALERS
                   ----                     ----------------    -----------------------    -----------------------
International VIP Portfolio...............      $20,524                   3.9%                       2.4%

                                  TRUST SHARES


The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create classes of shares. The Board of Trustees has created four series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.


The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

Ten shareholders holding the lesser of $25,000 worth or one percent of a Fund's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders.

The Trust or any Fund may be terminated if approved by the vote of a majority of the Trustees or by the approval of the holders of a majority of the Trust's outstanding shares, as defined in the 1940 Act. If not so terminated, the Trust will continue indefinitely.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.


The rights accompanying Fund shares are legally vested in the separate accounts. However, in accordance with current law and interpretations thereof, Participating Insurance Companies will vote shares held in the separate accounts in a manner consistent with timely voting instructions received from the holders of variable annuity contracts and variable life insurance policies. Each Participating Insurance Company will vote Fund shares held in separate accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which voting instructions are received. For a further discussion, please refer to the Participating Insurance Company's separate account prospectus or private placement memorandum.

                                NET ASSET VALUE


As indicated in the Funds' prospectuses, the net asset value per share of each Fund's shares will be determined on each day that the New York Stock Exchange is open for trading. That Exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, that Exchange may close on days not included in that announcement. Also, no Fund is required to compute its net asset value on any day on which no order to purchase or redeem its shares is received.


Securities are valued by an independent pricing agent to the extent possible. In determining the net asset value of each Fund's shares, equity securities that are listed on a securities exchange (whether domestic or foreign) or quoted by The Nasdaq Stock Market ("NSM") are valued at the last sale price on that day as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 p.m., New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or on NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Fixed-income securities for which quotations or prices are not readily available are valued at their fair value as determined by the Advisor under guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or to an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from their recorded value. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale or settlement price as of the close of the exchanges or, if no sales are reported, at the average of the quoted bid and asked prices as of the close of the exchange.

Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the New York Stock Exchange is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange. Events affecting the values of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Advisor under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

                            DIVIDENDS AND TAX STATUS


Each Fund (except the Total Return Bond VIP Portfolio, which had not commenced investment operations as of December 31, 1999) has elected to qualify and each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Qualification as a regulated investment company requires, among other things, that (1) at least 90% of each Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from payments with respect to securities loans, interest, dividends and gains from the sale or other disposition of securities, foreign currencies or options (including forward contracts) thereon; and (2) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). In addition, in order not to be subject to federal taxation, each Fund must distribute to its shareholders at least 90% of its net investment income, other than net capital gains, earned in each year.


A separate account upon which a variable annuity contract or variable life insurance contract is based must meet certain diversification requirements set forth in the Code and U.S. Treasury regulations ("Regulations"). The Code provides a safe harbor provision under which a separate account will be treated as satisfying the diversification requirements if, as of the close of each quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies. The U.S. Treasury regulations provide an alternative to the safe harbor provision of the Code. Under such regulations, a separate account will satisfy the diversification requirements if, among other things, the regulated investment company underlying such account invests no more than
(1) 55% of the value of its assets in one investment, (2) 70% of the value of its assets in two investments, (3) 80% of the value of its assets in three investments, and (4) 90% of the value of its assets in four investments. If, as is intended, each Fund meets these requirements and complies with certain other conditions, a separate account investing solely in shares of a Fund will also be deemed to meet these diversification requirements. However, a failure of a Fund to qualify as a regulated investment company or to meet such conditions and to comply with such requirements could cause the owners of variable annuity contracts and variable life insurance contracts based on such accounts to recognize ordinary income each year in the amount of any net appreciation of such contract during the year (including the annual costs of life insurance, if any, provided under such contract).

A Fund is required to pay an excise tax to the extent it does not distribute to its shareholders during such calendar year at least 98% of its ordinary income for that calendar year, 98% of its capital gains over capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Funds intend to meet these distribution requirements to avoid excise tax liability.

Certain provisions of the Code and Regulations may require a Fund to recognize income with respect to an investment before cash is received. In order to meet the distribution requirements, the Fund may need to sell investments it otherwise may wish to hold to insure that it has sufficient cash to meet these requirements.

Dividends paid by a Fund from its ordinary income and distributions of the Fund's net realized capital gains are includable in the respective Participating Insurance Company's gross income. Distributions of a Fund's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Participating Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Participating Insurance Company's tax status. To the extent that income of a Fund represents dividends on common or preferred stock, rather than interest income, its distributions to the Participating Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the prospectus or private placement memorandum for the contracts issued by your Participating Insurance Company for a description of the respective Insurance Company's tax status, the taxation of an investment in your particular contract and the charges which may be made to cover any taxes attributable to the separate account.


Dividends and interest received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, and foreign countries generally do not impose taxes on capital gains on investments by foreign investors.

                            PERFORMANCE INFORMATION

Total Return. Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

                                P(1+T)(n) = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield. Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

YIELD  =    2 [(a - b + 1)(6) - 1]
                -----
                 cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and d equals the maximum offering price per share on the last day of the period.

Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by: (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.


The 30-day yield for the Low Duration VIP Portfolio for the period ended December 31, 1999 was 6.07%. (Unsubsidized 30-day yield for the Portfolio for the period ended December 31, 1999 was 2.84%.)



Other information. Each Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. Yields and total returns quoted for a Fund include the effect of deducting the Fund's expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Including these charges in the quotations of a Fund's yield and total return would have the effect of decreasing performance. Since shares of the Funds can be purchased only through a variable annuity contract or variable life insurance policy, a purchaser of such contract or policy should carefully review the prospectus or private placement memorandum for the applicable variable annuity contract or variable life insurance policy for information on relevant charges and expenses. Performance information for the Funds must always be accompanied by, and be reviewed with, performance information for the insurance product which invests in the Funds.



In advertising and sales literature, a Fund may compare its performance to that of various broad market indexes, including without limitation the Standard & Poor's 500 Composite Stock Price Index, the Morgan Stanley Capital International Europe, Australia, Far East Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch 1-3 Year U.S. Treasury Note Index. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historic performance of the Fund and the index, such as standard deviation, beta and the like. In addition, a Fund may refer in advertising or sales literature to (i) mutual fund performance ratings, rankings and comparisons (including risk-adjusted ratings, rankings and comparisons),
(ii) other comparisons of mutual fund data including assets, expenses, fees and other data, and (iii) other discussions reported in or assigned by Business Week, CDA Investment Technologies, Inc., Financial World, Forbes Magazine, Fortune Magazine, Lipper Inc., Money Magazine, Morningstar, Inc., U.S. News & World Report, The Wall Street Journal, Barron's and other industry publications. Performance comparisons should not be considered indicative of a Fund's relative performance for any future period.


               GENERAL INFORMATION ABOUT THE TRUST'S SHAREHOLDERS


As of March 31, 2000, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Equity Income VIP Portfolio:



      Hotchkis and Wiley, 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400 -- 93.98%.



      American General Life Insurance Company, Separate Account D, P.O. Box 1591, Houston, TX 77251-1591 -- 6.02%.

As of March 31, 2000, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the International VIP Portfolio:



      Merrill Lynch Life Variable Annuity Separate Account A, Bldg 3, 4th Floor, 4804 Deer Lake Drive E, Jacksonville, FL 32246-6484 -- 90.74%



     ML of New York Variable Life Separate Account, Bldg 3, 4th Floor, 4804 Deer Lake Drive E, Jacksonville, FL 32246-6484 -- 6.95%



As of March 31, 2000, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Low Duration VIP Portfolio:



      Hotchkis and Wiley, 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400 -- 65.09%



      American General Life Insurance Company Separate Account D, P.O. Box 1591, Houston, TX 77251-1591 -- 29.07%



As of March 31, 2000, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Total Return Bond VIP Portfolio:



      Hotchkis and Wiley, 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400 -- 67.07%.



      AIG Life Insurance Company, 1 Alico Plaza, Wilmington, DE
      19801-3708 -- 32.93%.

                       APPENDIX -- DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS:

"Aaa" -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of that generic rating category.

"A" -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

"Baa" -- Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba" -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

SHORT-TERM DEBT RATINGS:

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

"PRIME-1" -- Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of these characteristics:

- Leading market positions in well-established industries.

- High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

"PRIME-2" -- Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate alternate liquidity is maintained.

MUNICIPAL BOND RATINGS:

Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating may also be assigned to commercial paper programs which are characterized as having variable short-term maturities, but having neither a variable rate nor demand feature. Factors used in determining ratings include liquidity of the borrower and short-term cyclical elements.


STANDARD & POOR'S RATINGS GROUP


BOND RATINGS:


"AAA" -- An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


"AA" -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its commitment on the obligation.

Obligations rated BB and B are regarded as having significant speculative characteristics. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

COMMERCIAL PAPER RATINGS:

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

"A-1" -- This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

"A-2" -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MUNICIPAL BOND RATINGS:

S&P uses SP-1, SP-2 and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

FITCH INVESTORS SERVICE, INC.

BOND RATINGS:

The following summarizes the ratings used by Fitch for corporate bonds:

"AAA" -- "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA" -- "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" -- "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

"BBB" -- "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

"BB" -- "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" -- "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

PLUS (+) MINUS (-) -- Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to short-term ratings other than "F1."

SHORT-TERM DEBT RATINGS:

"F1" -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

"F2" -- Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

"F3" -- Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

DUFF & PHELPS CREDIT RATING CO.

BOND RATINGS:

The following summarizes the ratings used by Duff & Phelps for long-term debt:

"AAA" -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA+," "AA," "AA-" -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A+," "A," "A-" -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB+," "BBB," "BBB-" -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

"BB+," "BB," "BB-" -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

"B+," "B," "B-" -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

SHORT-TERM DEBT RATINGS:

"D-1+" -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1-" -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" -- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999
--------------------------------------------------------------------------------
                          EQUITY INCOME VIP PORTFOLIO

       COMMON STOCKS -- 98.2%            Shares       Value
-------------------------------------------------------------
AEROSPACE -- 4.9%
 .............................................................
Lockheed Martin Corporation                  830     $ 18,156
 .............................................................
Northrop Grumman Corporation                 400       21,625
 .............................................................
Rockwell International Corporation           160        7,660
 ........................ ........................    --------
                                                       47,441
-------------------------------------------------------------
ALUMINUM -- 3.7%
 .............................................................
Alcoa, Inc.                                   10          830
 .............................................................
Reynolds Metals Company                      460       35,248
 ........................ ........................    --------
                                                       36,078
-------------------------------------------------------------
APPAREL & TEXTILES -- 0.7%
 .............................................................
Russell Corporation                          430        7,203
-------------------------------------------------------------
APPLIANCE & HOUSEHOLD FURNITURE -- 1.3%
 .............................................................
Whirlpool Corporation                        200       13,013
-------------------------------------------------------------
AUTO PARTS -- 5.0%
 .............................................................
Dana Corporation                             530       15,867
 .............................................................
Delphi Automotive Systems Corporation        480        7,560
 .............................................................
Meritor Automotive, Inc.                     265        5,134
 .............................................................
Tenneco, Inc.                                226        2,105
 .............................................................
TRW Inc.                                     350       18,178
 ........................ ........................    --------
                                                       48,844
-------------------------------------------------------------
AUTOS & TRUCKS -- 5.2%
 .............................................................
Ford Motor Company                           500       26,719
 .............................................................
General Motors Corporation                   330       23,987
 ........................ ........................    --------
                                                       50,706
-------------------------------------------------------------
BEVERAGES -- 1.2%
 .............................................................
Anheuser-Busch Companies, Inc.               160       11,340
-------------------------------------------------------------
CHEMICALS -- 3.4%
 .............................................................
The Dow Chemical Company                     150       20,044
 .............................................................
Eastman Chemical Company                     240       11,445
 .............................................................
Millennium Chemicals Inc.                     60        1,185
 ........................ ........................    --------
                                                       32,674
-------------------------------------------------------------
CONTAINERS -- 1.2%
 .............................................................
Pactiv Corporation#                        1,130       12,006
-------------------------------------------------------------

-------------------------------------------------------------
                                         Shares       Value
ELECTRICAL: UTILITIES -- 10.6%
 .............................................................
CMS Energy Corporation                       400     $ 12,475
 .............................................................
DTE Energy Company                           200        6,275
 .............................................................
Edison International                         730       19,117
 .............................................................
GPU, Inc.                                    120        3,592
 .............................................................
Illinova Corporation                         465       16,159
 .............................................................
P P & L Resources, Inc.                      493       11,277
 .............................................................
Public Service Enterprises Group,
  Inc.                                       295       10,270
 .............................................................
SCANA Corporation                            450       12,094
 .............................................................
ScottishPower PLC                            116        3,248
 .............................................................
Texas Utilities Company                      230        8,179
 ........................ ........................    --------
                                                      102,686
-------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.9%
 .............................................................
Harsco Corporation                           260        8,255
-------------------------------------------------------------
FOREST PRODUCTS -- 3.3%
 .............................................................
Georgia-Pacific (Timber Group)               400        9,850
 .............................................................
Weyerhaeuser Company                         310       22,262
 ........................ ........................    --------
                                                       32,112
-------------------------------------------------------------
INSURANCE: LIFE -- 3.1%
 .............................................................
American General Corporation                 200       15,175
 .............................................................
Lincoln National Corporation                 370       14,800
 ........................ ........................    --------
                                                       29,975
-------------------------------------------------------------
INSURANCE: PROPERTY CASUALTY -- 5.3%
 .............................................................
The Allstate Corporation                     830       19,920
 .............................................................
Safeco Corporation                           500       12,438
 .............................................................
St. Paul Companies, Inc.                     560       18,865
 ........................ ........................    --------
                                                       51,223
-------------------------------------------------------------
LEISURE/TOYS -- 0.9%
 .............................................................
Fortune Brands, Inc.                         270        8,927
-------------------------------------------------------------
MACHINERY -- 1.7%
 .............................................................
CNH Global N.V.                            1,230       16,374
-------------------------------------------------------------
METALS: MISC. -- 1.4%
 .............................................................
Phelps Dodge Corporation                     200       13,425
-------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 1.6%
 .............................................................
Xerox Corporation                            690       15,654
-------------------------------------------------------------

                     See Notes to the Financial Statements

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999
--------------------------------------------------------------------------------
                          EQUITY INCOME VIP PORTFOLIO

                                         Shares       Value
-------------------------------------------------------------
OIL -- DOMESTIC -- 7.6%
 .............................................................
Conoco Inc. -- Class B                       330     $  8,209
 .............................................................
Occidental Petroleum Corporation             900       19,462
 .............................................................
Phillips Petroleum Company                   410       19,270
 .............................................................
Sunoco, Inc.                                 100        2,350
 .............................................................
USX-Marathon Group, Inc.                     615       15,183
 .............................................................
Ultramar Diamond Shamrock Corporation        400        9,075
 ........................ ........................    --------
                                                       73,549
-------------------------------------------------------------
OIL -- INTERNATIONAL -- 0.4%
 .............................................................
Texaco Inc.                                   80        4,345
-------------------------------------------------------------
PAPER -- 4.7%
 .............................................................
Georgia-Pacific Group                        260       13,195
 .............................................................
International Paper Company                  577       32,564
 ........................ ........................    --------
                                                       45,759
-------------------------------------------------------------
PHOTOGRAPHY/IMAGING -- 2.3%
 .............................................................
Eastman Kodak Company                        330       21,863
-------------------------------------------------------------
POLLUTION CONTROL -- 0.3%
 .............................................................
Waste Management, Inc.                       175        3,008
-------------------------------------------------------------
RAILROADS -- 2.0%
 .............................................................
CSX Corporation                              260        8,158
 .............................................................
Norfolk Southern Corporation                 570       11,685
 ........................ ........................    --------
                                                       19,843
-------------------------------------------------------------
REGIONAL BANKS -- 4.5%
 .............................................................
Bank One Corporation                         424       13,594
 .............................................................
First Security Corporation                   300        7,659
 .............................................................
First Union Corporation                      320       10,500
 .............................................................
KeyCorp                                      370        8,186
 .............................................................
UnionBanCal Corporation                      100        3,944
 ........................ ........................    --------
                                                       43,883
-------------------------------------------------------------
RETAIL: DEPARTMENT STORES -- 1.2%
 .............................................................
May Department Stores Company                350       11,287
-------------------------------------------------------------
RETAIL: GENERAL MERCHANDISE -- 2.0%
 .............................................................
J.C. Penney Company, Inc.                    400        7,975
 .............................................................
Sears, Roebuck & Company                     390       11,871
 ........................ ........................    --------
                                                       19,846
-------------------------------------------------------------

-------------------------------------------------------------
                                         Shares       Value
SAVINGS & LOANS -- 1.8%
 .............................................................
Washington Mutual, Inc.                      680     $ 17,680
-------------------------------------------------------------
SMALL LOANS & FINANCE -- 3.2%
 .............................................................
Associates First Capital
  Corporation -- Class A                     142        3,896
 .............................................................
Fannie Mae                                   270       16,858
 .............................................................
Household International, Inc.                280       10,430
 ........................ ........................    --------
                                                       31,184
-------------------------------------------------------------
STEEL -- 2.0%
 .............................................................
USX-U.S. Steel Group, Inc.                   600       19,800
-------------------------------------------------------------
TOBACCO -- 2.7%
 .............................................................
Philip Morris Companies, Inc.              1,120       25,970
-------------------------------------------------------------
TELEPHONE -- 8.1%
 .............................................................
AT&T Corporation                             450       22,837
 .............................................................
ALLTEL Corporation                           240       19,845
 .............................................................
Bell Atlantic Corporation                    205       12,620
 .............................................................
GTE Corporation                              120        8,468
 .............................................................
SBC Communications, Inc.                     300       14,625
 ........................ ........................    --------
                                                       78,395
 ........................ ........................    --------
Total common stocks                                   954,348
  (cost $1,111,583)
-------------------------------------------------------------
           VARIABLE RATE                Principal
       DEMAND NOTES* -- 2.2%             Amount
-------------------------------------------------------------
Pitney Bowes, Inc., 6.095%
  (cost $21,702)                         $21,702       21,702
-------------------------------------------------------------
Total investments -- 100.4%
  (cost $1,133,285)                                   976,050
 .............................................................
Liabilities in excess of other
  assets -- (0.4%)                                     (3,890)
 ........................ ........................    --------
Total net assets -- 100.0%                           $972,160
-------------------------------------------------------------

# -- Non-income producing security.
* -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 1999.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                EQUITY INCOME VIP PORTFOLIO                   December 31, 1999
-------------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................     $  976,050
  Dividends and interest receivable.........................          2,835
  Organizational expenses, net of accumulated
    amortization............................................         11,975
                                                                 ----------
      Total assets..........................................        990,860
                                                                 ----------
LIABILITIES:
  Payable to Advisor........................................          6,015
  Accrued expenses and other liabilities....................         12,685
                                                                 ----------
      Total liabilities.....................................         18,700
                                                                 ----------
      Net assets............................................     $  972,160
                                                                 ==========
NET ASSETS CONSIST OF:
  Paid in capital...........................................     $1,096,351
  Undistributed net investment income.......................          2,494
  Undistributed net realized gain on securities.............         30,550
  Net unrealized depreciation of securities.................       (157,235)
                                                                 ----------
      Net assets............................................     $  972,160
                                                                 ==========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
    authorized).............................................        110,139
  Net asset value per share (offering and redemption
    price)..................................................     $     8.83
                                                                 ==========
 *Cost of Investments.......................................     $1,133,285
                                                                 ==========

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                 Year Ended
                EQUITY INCOME VIP PORTFOLIO                   December 31, 1999
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income*
    Dividends...............................................      $ 30,755
    Interest................................................         1,358
                                                                  --------
        Total income........................................        32,113
                                                                  --------
  Expenses
    Advisory fee............................................         7,896
    Legal and auditing fees.................................           359
    Custodian fees and expenses.............................         5,390
    Accounting and transfer agent fees and expenses.........        31,042
    Administration fee......................................           496
    Trustees' fees and expenses.............................           360
    Reports to shareholders.................................        10,841
    Registration fees.......................................            22
    Amortization of organizational expenses.................         4,208
    Other expenses..........................................            37
                                                                  --------
        Total expenses......................................        60,651
    Less, expense reimbursement.............................       (48,543)
                                                                  --------
        Net expenses........................................        12,108
                                                                  --------
    Net investment income...................................        20,005
                                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on securities.........................        34,115
    Net change in unrealized depreciation of securities.....       (86,565)
                                                                  --------
  Net loss on investments...................................       (52,450)
                                                                  --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $(32,445)
                                                                  ========
*Net of Foreign Taxes Withheld..............................      $    101
                                                                  ========

                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  March 18, 1998**
                                                                 Year Ended            through
EQUITY INCOME VIP PORTFOLIO                                   December 31, 1999   December 31, 1998
---------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................      $ 20,005           $   12,890
    Net realized gain (loss) on securities..................        34,115               (3,564)
    Net change in unrealized depreciation of securities.....       (86,565)             (70,670)
                                                                  --------           ----------
        Net decrease in net assets resulting from
        operations..........................................       (32,445)             (61,344)
                                                                  --------           ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................       (21,583)             (12,711)
                                                                  --------           ----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........................        75,069            1,070,974
    Shares issued in connection with payment of dividends
     and distributions......................................        21,583               12,711
    Cost of shares redeemed.................................       (58,768)             (21,326)
                                                                  --------           ----------
        Net increase in net assets from Fund share
        transactions........................................        37,884            1,062,359
                                                                  --------           ----------
Total increase (decrease) in net assets.....................       (16,144)             988,304
NET ASSETS:
    Beginning of period.....................................       988,304                   --
                                                                  --------           ----------
    End of period*..........................................      $972,160           $  988,304
                                                                  ========           ==========
*Including undistributed net investment income of:                $  2,494           $    1,547
                                                                  ========           ==========
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................................         7,689              107,647
    Shares issued in connection with payment of dividends
     and distributions......................................         2,335                1,390
    Shares redeemed.........................................        (6,520)              (2,402)
                                                                  --------           ----------
        Net increase........................................         3,504              106,635
                                                                  ========           ==========
**Commencement of operations.

                     See Notes to the Financial Statements

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1999

NOTE 1.
ACCOUNTING POLICIES. The Equity Income VIP Portfolio (the "Fund") is a series of Hotchkis and Wiley Variable Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on February 4, 1997 and registered under the Investment Company Act of 1940. The Fund commenced operations on March 18, 1998. The Fund seeks current income and long-term growth of income, accompanied by growth of capital. Shares of the Fund are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts. In addition to the Fund, the Trust offers the International VIP Portfolio, the Low Duration VIP Portfolio and the Total Return Bond VIP Portfolio (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Trust in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern Time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor, with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a division of Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Advisor receives a fee, computed daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. The Advisor has agreed to pay all operating expenses in excess of 1.15% as applied to the Fund's daily net assets. For the year ended December 31, 1999, the Advisor paid $48,543 of operating expenses on behalf of the Fund.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
CREDIT FACILITY. Effective December 3, 1999, the Fund entered into a one year Credit Agreement with a syndicate of bank lenders led by Bank of America intended to provide the Fund with a source of cash to be used to meet redemption requests from Fund shareholders. The Fund together with certain other open-end investment companies advised by Merrill Lynch Asset Management, L.P. and/or its affiliates may borrow in the aggregate up to $1,000,000,000, except that in no event may the borrowing by the Fund or any participating fund be in excess of that permitted by its prospectus and Statement of Additional Information or by applicable law. The Fund had no borrowings under the Credit Agreement in 1999.

NOTE 4.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 1999 were $287,042 and $241,692, respectively.

As of December 31, 1999, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                  Net        Appreciated   Depreciated
                            Fund                              Depreciation   Securities    Securities
------------------------------------------------------------------------------------------------------
Equity Income VIP Portfolio.................................   $(157,235)      $84,372      $(241,607)

At December 31, 1999, the cost of investments for federal income tax purposes was $1,133,285. Any differences between book and tax are due primarily to wash sale losses.

The Fund utilized capital loss carryovers of $3,564 in 1999.

NOTE 5.
FEDERAL TAX DISCLOSURE (UNAUDITED). For the year ended December 31, 1999, 100% of the ordinary distributions paid in the Fund qualify for the dividend received deduction available for corporate shareholders.

NOTE 6.
SUBSEQUENT EVENT (UNAUDITED). As of February 16, 2000, the Fund's net assets and net asset value per share were $843,238 and $7.66, respectively.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   March 18, 1998*
                                                                 Year Ended            through
                EQUITY INCOME VIP PORTFOLIO                   December 31, 1999   December 31, 1998
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................      $   9.27             $  10.00
                                                                  --------             --------
  Income from Investment Operations:
    Net investment income...................................          0.20                 0.14
    Net realized and unrealized gain (loss) on
     investments............................................         (0.45)               (0.75)
                                                                  --------             --------
    Total from investment operations........................         (0.25)               (0.61)
                                                                  --------             --------
  Less Distributions:
    Dividends (from net investment income)..................         (0.19)               (0.12)
                                                                  --------             --------
Net Asset Value, End of Period..............................      $   8.83             $   9.27
                                                                  ========             ========
Total Return................................................         (2.73)%              (6.04)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................      $972,160             $988,304
Ratio of expenses to average net assets:
    Before expense reimbursement............................          5.76%                7.81%(2)
    After expense reimbursement.............................          1.15%                1.15%(2)
Ratio of net investment income (loss) to average net assets:
    Before expense reimbursement............................         (2.71)%              (4.95)%(2)
    After expense reimbursement.............................          1.90%                1.71%(2)
Portfolio turnover rate.....................................            24%                  12%(1)

 * Commencement of operations.
(1) Not annualized.
(2) Annualized.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Hotchkis and Wiley Variable Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Income VIP Portfolio (one of the four portfolios of Hotchkis and Wiley Variable Trust, the "Fund") at December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS

Milwaukee, WI
February 17, 2000

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999
--------------------------------------------------------------------------------
                          INTERNATIONAL VIP PORTFOLIO

     COMMON STOCKS -- 94.6%         Shares        Value
-----------------------------------------------------------
AUSTRALIA -- 3.6%
-----------------------------------------------------------
INSURANCE: MULTI-LINE -- 1.1%
 ...........................................................
QBE Insurance Group, Ltd.            681,996   $  3,177,675
-----------------------------------------------------------
REGIONAL BANKS -- 1.4%
 ...........................................................
Australia and New Zealand
  Banking Group, Ltd.                555,260      4,037,799
-----------------------------------------------------------
TRANSPORTATION -- 1.1%
 ...........................................................
Qantas Airways Limited             1,267,155      3,159,968
 ..................... ......................    -----------
Total Australia                                  10,375,442
-----------------------------------------------------------
AUSTRIA -- 0.5%
-----------------------------------------------------------
STEEL -- 0.5%
 ...........................................................
Boehler -- Uddeholm AG                31,940      1,473,238
 ..................... ......................    -----------
Total Austria                                     1,473,238
-----------------------------------------------------------
CANADA -- 3.3%
-----------------------------------------------------------
INSURANCE: MULTI-LINES -- 2.2%
 ...........................................................
Clarica Life Insurance Co.           127,755      2,302,222
 ...........................................................
Manulife Financial Corporation #     306,177      3,915,298
 ..................... ......................    -----------
                                                  6,217,520
-----------------------------------------------------------
METALS: MISC. -- 1.1%
 ...........................................................
Noranda, Inc.                        225,320      3,029,684
 ..................... ......................    -----------
Total Canada                                      9,247,204
-----------------------------------------------------------
FINLAND -- 1.6%
-----------------------------------------------------------
PAPER -- 1.6%
 ...........................................................
UPM-Kymmene OYJ                      114,170      4,599,224
 ..................... ......................    -----------
Total Finland                                     4,599,224
-----------------------------------------------------------
FRANCE -- 8.3%
-----------------------------------------------------------
BEVERAGES -- 1.2%
 ...........................................................
Pernod Ricard SA                      58,375      3,339,242
-----------------------------------------------------------
BUILDING MATERIALS -- 1.0%
 ...........................................................
Lafarge SA                            24,390      2,839,502
-----------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 1.0%
 ...........................................................
BIC                                   61,039      2,777,322
-----------------------------------------------------------

-----------------------------------------------------------
                                    Shares        Value
OIL -- INTERNATIONAL -- 2.8%
 ...........................................................
Elf Aquitaine SA                           5   $        770
 ...........................................................
Total Fina SA -- Class B              60,027      8,010,048
 ..................... ......................    -----------
                                                  8,010,818
-----------------------------------------------------------
REGIONAL BANKS -- 2.3%
 ...........................................................
Banque Nationale de Paris             72,616      6,698,852
 ...........................................................
Societe Generale                           4            931
 ..................... ......................    -----------
                                                  6,699,783
 ..................... ......................    -----------
Total France                                     23,666,667
-----------------------------------------------------------
GERMANY -- 6.3%
-----------------------------------------------------------
CHEMICALS -- 2.7%
 ...........................................................
Aventis SA                            89,483      5,181,811
 ...........................................................
SGL Carbon AG #                       36,769      2,443,984
 ..................... ......................    -----------
                                                  7,625,795
-----------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 1.0%
 ...........................................................
Buderus AG                           174,780      2,957,152
-----------------------------------------------------------
REGIONAL BANKS -- 1.1%
 ...........................................................
Commerzbank AG                        81,960      3,008,653
-----------------------------------------------------------
UTILITIES: MISC. -- 1.5%
 ...........................................................
VEBA AG                               85,782      4,168,368
 ..................... ......................    -----------
Total Germany                                    17,759,968
-----------------------------------------------------------
HONG KONG -- 3.3%
-----------------------------------------------------------
ELECTRICAL UTILITIES -- 1.6%
 ...........................................................
Shandong International Power
  Development Company Limited     32,542,000      4,604,827
-----------------------------------------------------------
REAL ESTATE -- 1.7%
 ...........................................................
Hang Lung Development Company      2,321,000      2,627,446
 ...........................................................
New World Development Co., Ltd.    1,047,000      2,357,006
 ..................... ......................    -----------
                                                  4,984,452
 ..................... ......................    -----------
Total Hong Kong                                   9,589,279
-----------------------------------------------------------
IRELAND -- 4.1%
-----------------------------------------------------------
FOODS -- 1.0%
 ...........................................................
Greencore Group PLC                  919,300      2,823,772
-----------------------------------------------------------
PAPER -- 1.6%
 ...........................................................
Jefferson Smurfit Group PLC        1,468,432      4,436,574
-----------------------------------------------------------

                     See Notes to the Financial Statements

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999
--------------------------------------------------------------------------------
                          INTERNATIONAL VIP PORTFOLIO

                                    Shares        Value
-----------------------------------------------------------
REGIONAL BANKS -- 1.5%
 ...........................................................
Allied Irish Banks PLC               371,358   $  4,233,619
 ..................... ......................    -----------
Total Ireland                                    11,493,965
-----------------------------------------------------------
ITALY -- 3.7%
-----------------------------------------------------------
OIL -- INTERNATIONAL -- 1.2%
 ...........................................................
ENI SPA                              644,400      3,543,405
-----------------------------------------------------------
TELECOMMUNICATIONS -- 2.5%
 ...........................................................
Telecom Italia SPA                   493,700      6,960,874
 ..................... ......................    -----------
Total Italy                                      10,504,279
-----------------------------------------------------------
JAPAN -- 8.3%
-----------------------------------------------------------
ELECTRONICS -- 3.4%
 ...........................................................
Nintendo Co., Ltd.                    58,000      9,642,569
-----------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 1.3%
 ...........................................................
Canon, Inc.                           92,000      3,657,134
-----------------------------------------------------------
RETAIL: GENERAL MERCHANDISE -- 0.9%
 ...........................................................
Circle K Japan Company, Ltd.          63,000      2,584,530
-----------------------------------------------------------
SMALL LOANS & FINANCE -- 1.8%
 ...........................................................
Promise Company, Ltd.                 48,400      2,464,199
 ...........................................................
Sanyo Shinpan Finance Co., Ltd.       82,400      2,823,724
 ..................... ......................    -----------
                                                  5,287,923
-----------------------------------------------------------
STEEL -- 0.9%
 ...........................................................
Yodogawa Steel Works, Ltd.           834,000      2,515,034
 ..................... ......................    -----------
Total Japan                                      23,687,190
-----------------------------------------------------------
NETHERLANDS -- 9.1%
-----------------------------------------------------------
CHEMICALS -- 1.6%
 ...........................................................
Akzo Nobel N.V.                       90,955      4,561,719
-----------------------------------------------------------
ELECTRONICS -- 2.1%
 ...........................................................
Philips Electronics N.V.              43,744      5,947,352
-----------------------------------------------------------
INSURANCE -- MULTI-LINE -- 2.7%
 ...........................................................
Fortis (NL) N.V.                      90,650      3,263,747
 ...........................................................
ING Groep N.V.                        71,840      4,336,663
 ..................... ......................    -----------
                                                  7,600,410
-----------------------------------------------------------
REGIONAL BANKS -- 0.9%
 ...........................................................
ABN AMRO Holding N.V.                101,050      2,523,833
-----------------------------------------------------------

-----------------------------------------------------------
                                    Shares        Value
TELECOMMUNICATIONS -- 1.8%
 ...........................................................
Koninklijke KPN N.V.                  52,435   $  5,117,026
 ..................... ......................    -----------
Total Netherlands                                25,750,340
-----------------------------------------------------------
NEW ZEALAND -- 2.1%
-----------------------------------------------------------
TELECOMMUNICATIONS -- 2.1%
 ...........................................................
Telecom Corporation of New
  Zealand                          1,288,025      6,043,027
 ..................... ......................    -----------
Total New Zealand                                 6,043,027
-----------------------------------------------------------
NORWAY -- 0.9%
-----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.9%
 ...........................................................
Kvaerner ASA -- Class A#             120,606      2,530,681
 ..................... ......................    -----------
Total Norway                                      2,530,681
-----------------------------------------------------------
PORTUGAL -- 1.9%
-----------------------------------------------------------
TELEPHONE -- 1.9%
 ...........................................................
Portugal Telecom SA                  499,364      5,476,684
 ..................... ......................    -----------
Total Portugal                                    5,476,684
-----------------------------------------------------------
SINGAPORE -- 4.4%
-----------------------------------------------------------
COMPUTER SOFTWARE & SERVICES -- 1.9%
 ...........................................................
Creative Technology, Ltd.            312,091      5,437,176
-----------------------------------------------------------
DIVERSIFIED COMPANIES -- 0.7%
 ...........................................................
Jardine Matheson Holdings, Ltd.      466,400      1,837,616
-----------------------------------------------------------
MONEY CENTER BANKS -- 1.8%
 ...........................................................
United Overseas Bank Ltd.            586,928      5,178,776
 ..................... ......................    -----------
Total Singapore                                  12,453,568
-----------------------------------------------------------
SPAIN -- 2.1%
-----------------------------------------------------------
TELECOMMUNICATIONS -- 2.1%
 ...........................................................
Telefonica S.A.                      240,039      5,995,240
 ..................... ......................    -----------
Total Spain                                       5,995,240
-----------------------------------------------------------
SWEDEN -- 1.4%
-----------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.4%
 ...........................................................
Electrolux AB -- Class B             157,180      3,954,982
 ..................... ......................    -----------
Total Sweden                                      3,954,982
-----------------------------------------------------------
SWITZERLAND -- 5.4%
-----------------------------------------------------------
BUILDING MATERIALS -- 1.8%
 ...........................................................
Geberit International AG              14,960      5,118,497
-----------------------------------------------------------

                     See Notes to the Financial Statements

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999
--------------------------------------------------------------------------------
                          INTERNATIONAL VIP PORTFOLIO

                                    Shares        Value
-----------------------------------------------------------
MACHINERY -- 2.0%
 ...........................................................
Saurer AG "registered" #               6,059   $  2,925,107
 ...........................................................
Sulzer AG "registered" #               4,382      2,847,260
 ..................... ......................    -----------
                                                  5,772,367
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.6%
 ...........................................................
Novartis AG "registered"               3,160      4,638,163
 ..................... ......................    -----------
Total Switzerland                                15,529,027
-----------------------------------------------------------
UNITED KINGDOM -- 24.3%
-----------------------------------------------------------
AIRLINES -- 1.4%
 ...........................................................
BAA PLC                              563,720      3,961,010
-----------------------------------------------------------
AUTO -- 0.1%
 ...........................................................
Lex Service PLC                       68,090        409,147
-----------------------------------------------------------
BEVERAGES -- 0.8%
 ...........................................................
Allied Domecq PLC                    450,610      2,227,283
-----------------------------------------------------------
BUILDING MATERIALS -- 1.4%
 ...........................................................
Hanson PLC                           483,500      4,053,377
-----------------------------------------------------------
DIVERSIFIED COMPANIES -- 5.5%
 ...........................................................
Cookson Group PLC                  1,213,260      4,899,447
 ...........................................................
Invensys PLC                         671,361      3,654,596
 ...........................................................
Tomkins PLC                        1,095,040      3,537,636
 ...........................................................
Williams PLC                         768,209      3,496,202
 ..................... ......................    -----------
                                                 15,587,881
-----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.4%
 ...........................................................
TI Group PLC                         510,690      3,918,358
-----------------------------------------------------------
FOODS -- 0.8%
 ...........................................................
Unilever PLC                         300,130      2,208,264
-----------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.1%
 ...........................................................
Reckitt Benckiser PLC                351,219      3,293,316
-----------------------------------------------------------
INSURANCE: MULTI-LINE -- 2.3%
 ...........................................................
Allied Zurich AG PLC                 278,405      3,280,617
 ...........................................................
CGU PLC                              196,980      3,173,863
 ..................... ......................    -----------
                                                  6,454,480
-----------------------------------------------------------

-----------------------------------------------------------
                                    Shares        Value
PUBLISHING -- 2.4%
 ...........................................................
Reed International PLC               377,100   $  2,823,316
 ...........................................................
United News & Media PLC              321,358      4,095,617
 ..................... ......................    -----------
                                                  6,918,933
-----------------------------------------------------------
REGIONAL BANKS -- 2.5%
 ...........................................................
Lloyds TSB Group PLC                 276,070      3,453,773
 ...........................................................
National Westminster Bank PLC        178,910      3,843,611
 ..................... ......................    -----------
                                                  7,297,384
-----------------------------------------------------------
RETAIL -- FOOD CHAINS -- 1.4%
 ...........................................................
Tesco PLC                          1,301,850      3,958,669
-----------------------------------------------------------
TELECOMMUNICATIONS -- 1.3%
 ...........................................................
British Telecommunications PLC       150,294      3,673,109
-----------------------------------------------------------
TEXTILES -- 0.9%
 ...........................................................
Coats Viyella PLC                  3,962,250      2,624,091
-----------------------------------------------------------
TOBACCO -- 1.0%
 ...........................................................
B.A.T. Industries PLC                475,992      2,704,500
 ..................... ......................    -----------
Total United Kingdom                             69,289,802
 ..................... ......................    -----------
Total common stocks (cost $242,990,611)         269,419,807
-----------------------------------------------------------
PREFERRED STOCKS -- 0.5%
-----------------------------------------------------------
GERMANY -- 0.5%
-----------------------------------------------------------
BUILDING MATERIALS -- 0.5%
 ...........................................................
Dyckerhoff AG                         48,190      1,475,377
 ..................... ......................    -----------
Total Germany                                     1,475,377
 ..................... ......................    -----------
Total preferred stocks (cost $1,745,673)          1,475,377
-----------------------------------------------------------
    VARIABLE RATE DEMAND            Principal
      NOTES* -- 4.7%                 Amount
-----------------------------------------------------------
Chase Manhattan Bank, 3.9062%
  (cost $13,407,489)              $13,407,507    13,407,507
 ..................... ......................    -----------
Total investments -- 99.8%                      284,302,691
  (cost $258,143,773)
 ...........................................................
Other assets in excess of liabilities --0.2        %531,172
 ..................... ......................    -----------
Total net assets -- 100.0%                     $284,833,863
-----------------------------------------------------------

#-Non-income producing security.
*-Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 1999.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                INTERNATIONAL VIP PORTFOLIO                   December 31, 1999
-------------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................    $284,302,691
  Cash......................................................         178,034
  Dividends and interest receivable.........................         666,701
  Organizational expenses, net of accumulated
    amortization............................................          12,709
  Prepaid expenses..........................................             497
                                                                ------------
      Total assets..........................................     285,160,632
                                                                ------------
LIABILITIES:
  Payable to Advisor........................................         175,783
  Accrued expenses and other liabilities....................         150,986
                                                                ------------
      Total liabilities.....................................         326,769
                                                                ------------
      Net assets............................................    $284,833,863
                                                                ============
NET ASSETS CONSIST OF:
  Paid in capital...........................................    $255,830,197
  Undistributed net investment income.......................       3,197,003
  Undistributed net realized gain (loss) on securities and
    foreign currency transactions...........................        (355,851)
  Net unrealized appreciation of securities and foreign
    currency................................................      26,162,514
                                                                ------------
      Net assets............................................    $284,833,863
                                                                ============
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
    authorized).............................................      24,734,480
  Net asset value per share (offering and redemption
    price)..................................................    $      11.52
                                                                ============
*Cost of Investments........................................    $258,143,773
                                                                ============

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                 Year Ended
                INTERNATIONAL VIP PORTFOLIO                   December 31, 1999
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income*
    Dividends...............................................     $ 5,462,950
    Interest................................................         451,144
                                                                 -----------
        Total income........................................       5,914,094
                                                                 -----------
  Expenses
    Advisory fee............................................       1,678,700
    Legal and auditing fees.................................          79,886
    Custodian fees and expenses.............................         158,049
    Accounting and transfer agent fees and expenses.........          78,278
    Administration fee......................................         104,159
    Trustees' fees and expenses.............................          87,310
    Reports to shareholders.................................          58,358
    Registration fees.......................................             169
    Amortization of organizational expenses.................           4,208
    Other expenses..........................................           8,452
                                                                 -----------
        Total expenses......................................       2,257,569
                                                                 -----------
    Net investment income...................................       3,656,525
                                                                 -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on securities and foreign currency
     transactions...........................................       4,289,725
    Net change in unrealized appreciation of securities and
     foreign currency.......................................      28,388,537
                                                                 -----------
  Net gain on investments...................................      32,678,262
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $36,334,787
                                                                 ===========

*Net of Foreign Taxes Withheld..............................     $   613,156
                                                                 ===========

                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   June 10, 1998**
                                                                 Year Ended            through
INTERNATIONAL VIP PORTFOLIO                                   December 31, 1999   December 31, 1998
---------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................    $   3,656,525       $  1,479,772
    Net realized gain (loss) on securities and foreign
     currency transactions..................................        4,289,725         (3,884,261)
    Net change in unrealized appreciation (depreciation) of
     securities and foreign currency........................       28,388,537         (2,226,023)
                                                                -------------       ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................       36,334,787         (4,630,512)
                                                                -------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................       (1,524,275)        (1,179,786)
                                                                -------------       ------------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........................      114,485,146        299,085,362
    Shares issued in connection with payment of dividends
     and distributions......................................        1,524,275          1,179,786
    Cost of shares redeemed.................................     (155,121,028)        (5,319,892)
                                                                -------------       ------------
        Net increase (decrease) in net assets from Fund
        share transactions..................................      (39,111,607)       294,945,256
                                                                -------------       ------------
Total increase (decrease) in net assets.....................       (4,301,095)       289,134,958
NET ASSETS:
    Beginning of period.....................................      289,134,958                 --
                                                                -------------       ------------
    End of period*..........................................    $ 284,833,863       $289,134,958
                                                                =============       ============
*Including undistributed net investment income of:              $   3,197,003       $     62,996
                                                                =============       ============
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................................       10,476,787         30,816,414
    Shares issued in connection with payment of dividends
     and distributions......................................          136,340            125,916
    Shares redeemed.........................................      (16,258,425)          (562,552)
                                                                -------------       ------------
        Net increase (decrease).............................       (5,645,298)        30,379,778
                                                                =============       ============
** Commencement of operations.

                     See Notes to the Financial Statements

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1999

NOTE 1.
ACCOUNTING POLICIES. The International VIP Portfolio (the "Fund") is a series of Hotchkis and Wiley Variable Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on February 4, 1997 and registered under the Investment Company Act of 1940. The Fund commenced operations on June 10, 1998. The Fund seeks current income and long-term growth of income, accompanied by growth of capital. Shares of the Fund are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts. In addition to the Fund, the Trust offers the Equity Income VIP Portfolio, the Low Duration VIP Portfolio and the Total Return Bond VIP Portfolio (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Trust in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern Time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The Fund utilizes forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Fund is obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor, with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a division of Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Advisor receives a fee, computed daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. The Advisor has agreed to pay all operating expenses in excess of 1.35% as applied to the Fund's daily net assets.

The Advisor has entered into subadvisory agreements with Mercury Asset Management International Limited and Merrill Lynch Asset Management U.K. Limited, affiliated investment advisors that are indirect subsidiaries of Merrill Lynch & Co., Inc. The subadvisory arrangements are for investment research, recommendations, and other investment-related services to be provided to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

The Fund paid $20,489 in commissions on Fund transactions to an affiliated broker during the year ended December 31, 1999.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
CREDIT FACILITY. Effective December 3, 1999, the Fund entered into a one year Credit Agreement with a syndicate of bank lenders led by Bank of America intended to provide the Fund with a source of cash to be used to meet redemption requests from Fund shareholders. The Fund together with certain other open-end investment companies advised by Merrill Lynch Asset Management, L.P. and/or its affiliates may borrow in the aggregate up to $1,000,000,000, except that in no event may the borrowing by the Fund or any participating fund be in excess of that permitted by its prospectus and Statement of Additional Information or by applicable law. The Fund had no borrowings under the Credit Agreement in 1999.

NOTE 4.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 1999 were $150,846,867 and $182,928,700, respectively.

As of December 31, 1999, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                                 Appreciated   Depreciated
                            Fund                              Net Appreciation   Securities     Securities
-----------------------------------------------------------------------------------------------------------
International VIP Portfolio.................................    $24,947,401      $43,005,529   $(18,058,128)

At December 31, 1999, the cost of investments for federal income tax purposes was $259,355,290. Any differences between book and tax are due primarily to wash sale losses and mark-to-market adjustments for passive foreign investment companies.

At December 31, 1999, the Fund deferred, on a tax basis, post-October losses of $1,291,782. The Fund utilized capital loss carryovers of $3,178,827 in 1999.

NOTE 5.
FEDERAL TAX DISCLOSURE (UNAUDITED). The Fund intends to make an election under Internal Revenue Code Section 853 to pass through non-U.S. taxes paid by the Fund to its shareholders. Non-U.S. taxes paid by the Fund for the year ended December 31, 1999 were $625,356. Foreign source income earned by the Fund for the year ended December 31, 1999 was $6,363,598.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   June 10, 1998*
                                                                 Year Ended            through
                INTERNATIONAL VIP PORTFOLIO                   December 31, 1999   December 31, 1998
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $       9.52        $      10.00
                                                                ------------        ------------
  Income from Investment Operations:
    Net investment income...................................            0.15                0.04
    Net realized and unrealized gain (loss) on
     investments............................................            1.91               (0.48)
                                                                ------------        ------------
    Total from investment operations........................            2.06               (0.44)
                                                                ------------        ------------
  Less Distributions:
    Dividends (from net investment income)..................           (0.06)              (0.04)
                                                                ------------        ------------
Net Asset Value, End of Period..............................    $      11.52        $       9.52
                                                                ============        ============
Total Return................................................           21.68%              (4.38)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................    $284,833,863        $289,134,958
Ratio of expenses to average net assets.....................            1.01%               1.05%(2)
Ratio of net investment income to average net assets........            1.63%               1.09%(2)
Portfolio turnover rate.....................................              71%                 24%(1)

 * Commencement of operations.
(1) Not annualized.
(2) Annualized.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Hotchkis and Wiley Variable Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International VIP Portfolio (one of the four portfolios of Hotchkis and Wiley Variable Trust, the "Fund") at December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS

Milwaukee, WI
February 17, 2000

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999
--------------------------------------------------------------------------------
                           LOW DURATION VIP PORTFOLIO

         CORPORATE BONDS             Principal
        AND NOTES -- 27.4%            Amount        Value
------------------------------------------------------------
BANKS -- 2.9%
 ............................................................
Sovereign Bancorp, 6.625%,
  3/15/2001                          $ 50,000     $   48,755
------------------------------------------------------------
EUROBANKS -- 10.2%
 ............................................................
National Westminster Bank P.L.C
  6.62%, 9/16/2002 #                   75,000         75,125
 ............................................................
Okobank, CLB 9/09/2002, 6.62%,
  9/29/2049 #                          50,000         49,252
 ............................................................
Svenska Hndls Banken, CLB
  3/03/2002, 6.6212%, 3/29/2049 #      50,000         49,331
 ...................... .......................     ---------
                                                     173,708
------------------------------------------------------------
FINANCIAL SERVICES -- 4.4%
 ............................................................
Lehman Brothers Holdings, 7.000%,
  10/01/2002                           25,000         24,773
 ............................................................
U.S. West Capital Funding,
  (Acquired 6/03/1999, cost
  $50,000), 6.5712%, 6/15/2000 # r     50,000         49,990
 ...................... .......................     ---------
                                                      74,763
------------------------------------------------------------
OIL -- INTEGRATED -- 2.9%
 ............................................................
Occidental Petroleum Corp., 6.24%,
  11/24/2000                           50,000         49,661
------------------------------------------------------------
RETAIL -- 2.5%
 ............................................................
Rite Aid Corp., (Acquired
  12/16/1998, cost $49,914),
  5.500%, 12/15/2000 r                 50,000         43,250
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.6%
 ............................................................
Sprint Spectrum L.P., CLB
  8/15/2001, 11.00%, 8/15/2006         25,000         27,641
------------------------------------------------------------
TRANSPORTATION -- 2.9%
 ............................................................
Bombardier Capital, Inc.,
  (Acquired 1/22/1999, cost
  $49,897), 6.00%, 1/15/2002 r         50,000         48,757
 ...................... .......................     ---------
Total corporate bonds and notes                      466,535
  (cost $476,538)
------------------------------------------------------------

        GOVERNMENT AGENCY
         MORTGAGE-BACKED             Principal
        SECURITIES -- 8.8%            Amount        Value
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.7%
 ............................................................
Federal National Mortgage Association,
 ............................................................
  1993-142 SA, 8.957%, 10/25/2022
    #                                $  7,329     $    6,818
 ............................................................
  1997-76 FT, 6.8687%, 9/17/2027 #     22,142         20,622
 ............................................................
  Pool # 508757, 6.3610%,
    8/01/2029                         122,992        119,764
 ...................... .......................     ---------
                                                     147,204
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.1%
 ............................................................
Federal National Mortgage
  Association,
  1998-48 CI (IO), 6.50%,
    8/25/2028                           8,050          1,664
 ...................... .......................     ---------
Total government agency mortgage-
  backed securities
                                                     148,868
  (cost $152,007)
------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 32.1%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 25.2%
 ............................................................
Asset Backed Funding Certificates,
 CLB, 1999-1 A2F, 7.641%,
 10/25/2030                            24,940         24,885
 ............................................................
Associates Manufactured Housing
 Pass Through Certificates, CLB,
 1996-2 A4, 6.60%, 6/15/2027           75,000         74,172
 ............................................................
Champion Auto Grantor Trust,
 (Acquired 3/18/1998, cost
 $10,827) CLB, 1998-A A, 6.11%,
 10/15/2002 r                          10,827         10,814
 ............................................................
Chemical Master Credit Card Trust
 1, CLB, 1995-2 A, 6.23%,
 6/15/2003                             25,000         24,948
 ............................................................
CIT Marine Trust, CLB, 1999-A A2,
 5.80%, 4/15/2010                      50,000         48,214
 ............................................................
DiTech Home Loan Owner Trust, CLB,
 1997-1 A2, 6.59%, 4/15/2013            9,548          9,530
 ............................................................
Green Tree Recreational, Equipment
 & Consumer Trust, CLB:
 ............................................................
 1996-B CTFS, 7.70%, 7/15/2018         50,000         48,009
 ............................................................
 1996-C A1, 6.7025%, 10/15/2017 #      45,016         45,043
 ............................................................

                     See Notes to the Financial Statements

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999
--------------------------------------------------------------------------------
                           LOW DURATION VIP PORTFOLIO

                                     Principal
                                      Amount        Value
------------------------------------------------------------
Nationslink Funding Corporation,
 CLB, 1999-SL A1V, 6.8187%,
 4/10/2007 #                         $ 64,750     $   64,772
 ............................................................
Navistar Financial Corporation
 Owner Trust, CLB, 1996-B A3,
 6.33%, 4/21/2003                      38,999         39,006
 ............................................................
Nomura Asset Securities
 Corporation, CLB, 1995-MD3 A1A,
 8.17%, 3/04/2020                      38,227         38,787
 ...................... .......................     ---------
                                                     428,180
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.9%
 ............................................................
Citicorp Mortgage Securities,
 Inc., CLB, 1997-3 A2, 6.92%,
 8/25/2027                              2,861          2,854
 ............................................................
First Union-Lehman Brothers
 Commercial Mortgage Trust, CLB,
 1997-C1 A1, 7.15%, 2/18/2004          23,157         23,017
 ............................................................
Nomura Depositor Trust, (Acquired
 9/03/1999, cost $49,104),
 1998-ST1A A3A, 7.0125%, 1/15/2003
 # r                                   50,000         49,031
 ............................................................
Ocwen Residential MBS Corp.,
 (Acquired 6/18/1998, cost
 $29,431), CLB, 1998-R2
 AP,6.4416%, 11/25/2034 # r            29,468         29,192
 ............................................................
Residential Funding Mortgage
 Securities, Inc., CLB, 1998-S17
 A6, 6.75%, 8/25/2028                  12,856         12,815
 ...................... .......................     ---------
                                                     116,909
 ...................... .......................     ---------
Total non-agency mortgage-backed securities          545,089
 (cost $553,828)
------------------------------------------------------------
             U.S. TREASURY           Principal
          OBLIGATIONS -- 24.0%        Amount       Value
------------------------------------------------------------
U.S. TREASURY NOTES:
 ............................................................
 5.50%, 2/29/2000                     125,000        125,078
 ............................................................
 6.25%, 6/30/2002                     185,000        184,942
 ............................................................
 5.75%, 10/31/2002                    100,000         98,625
 ...................... .......................     ---------
Total U.S. Treasury obligations                      408,645
 (cost $413,402)
------------------------------------------------------------

------------------------------------------------------------
                                     Principal
                                      Amount        Value
------------------------------------------------------------
VARIABLE RATE
DEMAND NOTES* -- 6.0%
------------------------------------------------------------
General Mills, Inc., 6.095%          $ 60,723     $   60,723
 ............................................................
Pitney Bowes, Inc., 6.095%             41,653         41,653
 ...................... .......................     ---------
Total variable rate demand notes
  (cost $102,376)                                    102,376
------------------------------------------------------------
Total investments -- 98.3%
  (cost $1,698,151)                                1,671,513
 ............................................................
Other assets in excess of liabilities -- 1.7%         29,372
 ...................... .......................     ---------
Total net assets -- 100.0%                        $1,700,885
------------------------------------------------------------

# -- Variable rate security. The rate listed is as of December 31, 1999.

* -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1999.

IO -- Interest only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may be limited to qualified institutional buyers.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                 LOW DURATION VIP PORTFOLIO                   December 31, 1999
-------------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................     $1,671,513
  Cash......................................................          4,523
  Receivable from Advisor...................................         22,855
  Dividends and interest receivable.........................         14,404
  Organizational expenses, net of accumulated
    amortization............................................         11,987
  Prepaid expenses..........................................             15
                                                                 ----------
      Total assets..........................................      1,725,297
                                                                 ----------
LIABILITIES:
  Dividends payable.........................................          8,187
  Accrued expenses and other liabilities....................         16,225
                                                                 ----------
      Total liabilities.....................................         24,412
                                                                 ----------
      Net assets............................................     $1,700,885
                                                                 ==========
NET ASSETS CONSIST OF:
  Paid in capital...........................................     $1,744,882
  Undistributed net investment income.......................          2,784
  Accumulated net realized loss on securities...............        (20,143)
  Net unrealized depreciation of securities.................        (26,638)
                                                                 ----------
      Net assets............................................     $1,700,885
                                                                 ==========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
    authorized).............................................        174,932
  Net asset value per share (offering and redemption
    price)..................................................     $     9.72
                                                                 ==========
*Cost of Investments........................................     $1,698,151
                                                                 ==========

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                 Year Ended
                 LOW DURATION VIP PORTFOLIO                   December 31, 1999
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income
    Interest................................................      $100,600
                                                                  --------
        Total income........................................       100,600
                                                                  --------
  Expenses
    Advisory fee............................................         7,842
    Legal and auditing fees.................................           537
    Custodian fees and expenses.............................         5,040
    Accounting and transfer agent fees and expenses.........        36,501
    Administration fee......................................           773
    Trustees' fees and expenses.............................           669
    Reports to shareholders.................................        12,445
    Registration fees.......................................            38
    Amortization of organizational expenses.................         4,196
    Other expenses..........................................            74
                                                                  --------
        Total expenses......................................        68,115
    Less, expense reimbursement.............................       (58,227)
                                                                  --------
        Net expenses........................................         9,888
                                                                  --------
    Net investment income...................................        90,712
                                                                  --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
    Net realized loss on securities.........................       (17,121)
    Net change in unrealized depreciation of securities.....       (25,481)
                                                                  --------
  Net loss on investments...................................       (42,602)
                                                                  --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $ 48,110
                                                                  ========

                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  March 18, 1998**
                                                                 Year Ended            through
LOW DURATION VIP PORTFOLIO                                    December 31, 1999   December 31, 1998
---------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................     $   90,712          $   61,726
    Net realized loss on securities.........................        (17,121)               (143)
    Net change in unrealized depreciation of securities.....        (25,481)             (1,157)
                                                                 ----------          ----------
        Net increase in net assets resulting from
        operations..........................................         48,110              60,426
                                                                 ----------          ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................        (91,719)            (64,700)
                                                                 ----------          ----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........................        227,553           1,713,346
    Shares issued in connection with payment of dividends
     and distributions......................................         91,307              56,925
    Cost of shares redeemed.................................       (298,114)            (42,249)
                                                                 ----------          ----------
        Net increase in net assets from Fund share
        transactions........................................         20,746           1,728,022
                                                                 ----------          ----------
Total increase (decrease) in net assets.....................        (22,863)          1,723,748
NET ASSETS:
    Beginning of period.....................................      1,723,748                  --
                                                                 ----------          ----------
    End of period*..........................................     $1,700,885          $1,723,748
                                                                 ==========          ==========
*Including undistributed net investment income of:               $    2,784          $    1,612
                                                                 ==========          ==========
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................................         22,957             171,309
    Shares issued in connection with payment of dividends
     and distributions......................................          9,271               5,683
    Shares redeemed.........................................        (30,071)             (4,217)
                                                                 ----------          ----------
        Net increase........................................          2,157             172,775
                                                                 ==========          ==========
** Commencement of operations.

                     See Notes to the Financial Statements

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1999

NOTE 1.
ACCOUNTING POLICIES. The Low Duration VIP Portfolio (the "Fund") is a series of Hotchkis and Wiley Variable Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on February 4, 1997 and registered under the Investment Company Act of 1940. The Fund commenced operations on March 18, 1998. The Fund seeks to maximize total return, consistent with preservation of capital. Shares of the Fund are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts. In addition to the Fund, the Trust offers the Equity Income VIP Portfolio, the International VIP Portfolio and the Total Return Bond VIP Portfolio (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Trust in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern Time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker-dealers or pricing services. Certain fixed-income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposition of such securities may differ from values previously furnished by such methods. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

RESTRICTED SECURITIES: The Fund owns investment securities which are unregistered and thus restricted as to resale. Resale to the public may require registration or may be limited to qualified institutional buyers. At December 31, 1999, the Fund had restricted securities with an aggregate market value of $231,034, representing 14% of the net assets of the Fund.

WHEN-ISSUED SECURITIES: The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor, with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a division of Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Advisor receives a fee, computed daily and payable monthly, at the annual rate of 0.46% as applied to the Fund's daily net assets. The Advisor has agreed to pay all operating expenses in excess of 0.58% as applied to the Fund's daily net assets. For the year ended December 31, 1999, the Adviser paid $58,227 of operating expenses on behalf of the Fund.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
CREDIT FACILITY. Effective December 3, 1999, the Fund entered into a one year Credit Agreement with a syndicate of bank lenders led by Bank of America intended to provide the Fund with a source of cash to be used to meet redemption requests from Fund shareholders. The Fund together with certain other open-end investment companies advised by Merrill Lynch Asset Management, L.P. and/or its affiliates may borrow in the aggregate up to $1,000,000,000, except that in no event may the borrowing by the Fund or any participating fund be in excess of that permitted by its prospectus and Statement of Additional Information or by applicable law. The Fund had no borrowings under the Credit Agreement in 1999.

NOTE 4.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 1999, were as follows:

                                                                Purchases                      Sales
                                                        --------------------------   --------------------------
                         Fund                           U.S. Government    Other     U.S. Government    Other
---------------------------------------------------------------------------------------------------------------
Low Duration VIP Portfolio............................    $1,266,280      $968,247     $1,483,209      $712,763

As of December 31, 1999, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                  Net        Appreciated   Depreciated
                            Fund                              Depreciation   Securities    Securities
------------------------------------------------------------------------------------------------------
Low Duration VIP Portfolio..................................    $(26,638)       $410        $(27,048)

At December 31, 1999, the cost of investments for federal income tax purposes was $1,698,151. Any differences between book and tax are due primarily to wash sale losses.

At December 31, 1999, the Fund had accumulated net realized capital loss carryovers of $3,361 expiring in 2006 and $16,782 expiring in 2007. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

NOTE 5.
FEDERAL TAX DISCLOSURE (UNAUDITED). For the year ended December 31, 1999, 23% of dividends distributed were derived from interest on U.S. government securities which is generally exempt from state income tax.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   March 18, 1998*
                                                                 Year Ended            through
                 LOW DURATION VIP PORTFOLIO                   December 31, 1999   December 31, 1998
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $     9.98          $    10.00
                                                                 ----------          ----------
  Income from Investment Operations:
    Net investment income...................................           0.54                0.46
    Net realized and unrealized loss on investments.........          (0.27)              (0.03)
                                                                 ----------          ----------
    Total from investment operations........................           0.27                0.43
                                                                 ----------          ----------
  Less Distributions:
    Dividends (from net investment income)..................          (0.53)              (0.45)
                                                                 ----------          ----------
Net Asset Value, End of Period..............................     $     9.72          $     9.98
                                                                 ==========          ==========
Total Return................................................           2.80%               4.40%(1)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................     $1,700,885          $1,723,748
Ratio of expenses to average net assets
    Before expense reimbursement............................           4.00%               5.56%(2)
    After expense reimbursement.............................           0.58%               0.58%(2)
Ratio of net investment income to average net assets
    Before expense reimbursement............................           1.90%               0.47%(2)
    After expense reimbursement.............................           5.32%               5.45%(2)
Portfolio turnover rate.....................................            137%                296%(1)

 * Commencement of operations.
(1) Not annualized.
(2) Annualized.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Hotchkis and Wiley Variable Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Low Duration VIP Portfolio (one of the four portfolios of Hotchkis and Wiley Variable Trust, the "Fund") at December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, WI
February 17, 2000

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.


                  (a)      (1)      Declaration of Trust(1)
                           (2)      Amended Certificate of Designation(2)
                  (b)      By-Laws(1)
                  (d)      (1)      Investment Advisory Agreement
                                    relating to the Equity Income VIP
                                    Portfolio(4)
                           (2)      Investment Advisory Agreement
                                    relating to the International VIP
                                    Portfolio(4)
                           (3)      Investment Advisory Agreement
                                    relating to the Low Duration VIP
                                    Portfolio(4)
                           (4)      Investment Advisory Agreement
                                    relating to the Total Return Bond
                                    VIP Portfolio(4)
                           (5)      Sub-advisory Agreement relating to the
                                    International VIP Portfolio(4)
                  (e)      Distribution Agreement(3)
                  (g)      (1)  Custodian Agreement with Firstar
                                Trust Company(3)
                           (2) Global Custody Tri-Party Agreement between Firstar Trust Company and Chase Manhattan Bank, N.A.(3)
                           (3)  Amendment to Foreign Subcustodian Agreement(4)
                  (h)      (1)  Fund Administration Servicing Agreement(3)
                           (2)  Transfer Agent Agreement(3)
                           (3)  Expense Cap Agreement(4)
                           (4) Participation Agreement with Merrill Lynch Life Insurance Company(4)
                           (5) Participation Agreement with American General Life Insurance Company(4)
                           (6) Participation Agreement with ML Life Insurance Company of New York(4)
                           (7) Participation Agreement with The United States Life Insurance Company(4)
                           (8) Participation Agreement with Security First Life Insurance Company(4)
                           (9)  Amendment to Expense Cap Agreement*
                           (10) Credit Agreement*
                           (11) Participation Agreement with AIG Life Insurance
                                Company*
                           (12) Participation Agreement with American
                                International Life Assurance Company of NY*
                           (13) Participation Agreement with Hartford Life and
                                Annuity Insurance Company*
                  (i)     Opinion and Consent of Counsel(3)
                  (j)     Consent of Independent Accountants*
                  (l)     Subscription Agreement(3)
                  (p)     Code of Ethics*

----------
*        Filed herewith.
(1) Incorporated by reference to the Registration Statement on Form N-1A filed on April 1, 1997 (File No. 333-24349).
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 21, 1997 (File No. 333-24349).
(3) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on January 28, 1998 (File No. 333-24349).

(4) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on February 25, 1999 (File No. 333-24349).


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         See "General Information About the Trust's Shareholders" in the Statement of Additional Information.

ITEM 25.  INDEMNIFICATION.

         Section 12 of Article SEVENTH of Registrant's Declaration of Trust, states as follows:

         (c) As used in this paragraph the following terms shall have the meanings set forth below:

                           (i) the term "indemnitee" shall mean any present or
                  former Trustee, officer or employer of the Trust, any present or former Trustee or officer of another trust or corporation whose securities are or were owned by the Trust or of which the Trust is or was a creditor and who served or serves in such capacity at the request of the Trust, any present or former investment advisor, sub-advisor or principal underwriter of the Trust and the heirs, executors, administrators, successors and assigns of any of the foregoing; however, whenever conduct by an indemnitee is referred to, the conduct shall be that of the original indemnitee rather than that of the heir, executor, administrator, successor or assignee;

                           (ii) the term "covered proceeding" shall mean any
                  threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, to which an indemnitee is or was a party or is threatened to be made a party by reason of the fact or facts under which he or it is an indemnitee as defined above;

                           (iii) the term "disabling conduct" shall mean willful
                  misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office in question;

                           (iv) the term "covered expenses" shall mean expenses
                  (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by an indemnitee in connection with a covered proceeding; and

                           (v) the term "adjudication of liability" shall mean,
                  as to any covered proceeding and as to any indemnitee, an adverse determination as to the indemnitee whether by judgment order, settlement, conviction or upon a plea of nolo contendere or its equivalent.

                  (d) The Trust shall not indemnify any indemnitee for any covered expenses in any covered proceeding if there has been an adjudication of liability against such indemnitee expressly based on a finding of disabling conduct.

                  (e) Except as set forth in (d) above, the Trust shall indemnify an indemnitee for covered expenses in any covered proceeding, whether or not there is an adjudication of liability as to such indemnitee, if a determination has been made that the indemnitee was not liable by reason of disabling conduct by (i) a final decision of the court or other body before which the covered proceeding was brought; or (ii) in the absence of such decision, a reasonable determination, based on a review of the facts, by either (a) the vote of a majority of a quorum of Trustees who are neither "interested persons," as defined in the 1940 Act, nor parties to the covered proceeding or (b) an independent legal counsel in a written opinion; provided that such Trustees or counsel, in reaching such determination, may but need not presume the absence of disabling conduct on the part of the indemnitee by reason of the manner in which the covered proceeding was terminated.

                  (f) Covered expenses incurred by an indemnitee in connection with a covered proceeding shall be advanced by the Trust to an indemnitee prior to the final disposition of a covered proceeding upon the request of the indemnitee for such advance and the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that the indemnitee is entitled to indemnification thereunder, but only if one or more of the following is the case: (i) the indemnitee shall provide a security for such undertaking; (ii) the Trust shall be insured against losses arising out of any lawful advances; or (iii) there shall have been a determination, based on a review of the readily available facts (as, opposed to a full trial-type inquiry) that there is a reason to believe that the indemnitee ultimately will be found entitled to indemnification by either independent legal counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" as defined in the 1940 Act nor parties to the covered proceeding.

                  (g) Nothing herein shall be deemed to affect the right of the Trust and/or any indemnitee to acquire and pay for any insurance covering any or all indemnitees to the extent permitted by the 1940 Act or to affect any other indemnification rights to which any indemnitee may be entitled to the extent permitted by the 1940 Act.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         See "The Advisor and Portfolio Managers" in the Prospectuses constituting Part A of this Registration Statement and "Management--The Advisor" in the Statement of Additional Information constituting Part B of this Registration Statement. Information as to Hotchkis and Wiley, a division of Merrill Lynch Asset Management, L.P., is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-11583), as most recently amended, the text of which is incorporated herein by reference.


ITEM 27.  PRINCIPAL UNDERWRITERS.

         (a) The Registrant's principal underwriter, Princeton Funds Distributor, Inc. ("PFD"), also acts as principal underwriter for the following open-end registered investment companies:

          Financial Institutions Series Trust, Hotchkis and Wiley Funds, Master Focus Twenty Trust, Master Global Financial Services Trust, Master Large Cap Series Trust, Master Premier Growth Trust, Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Federal Securities Trust, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Merrill Lynch World Income Fund, Inc.

          PFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

         (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9011, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                                 Position(s) and Office(s)        Position and Offices
        Name                 with Princeton Funds Distributor        with Registrant
        ----                 --------------------------------     --------------------
Terry K. Glenn.............  President and Director                        None
Michael G. Clark...........  Treasurer and Director                        None
Thomas J. Verage...........  Director                                      None
Robert W. Crook............  Senior Vice President                         None
Michael J. Brady...........  Vice President                                None
William M. Breen...........  Vice President                                None
James T. Fatseas...........  Vice President                                None
Debra W. Landsman-Yaros....  Vice President                                None
Michelle T. Lau............  Vice President                                None
Donald C. Burke............  Vice President                                None
Salvatore Venezia..........  Vice President                                None
William Wasel..............  Vice President                                None
Robert Harris..............  Secretary                            Assistant Secretary

         (c)     Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

ITEM 29.  MANAGEMENT SERVICES.

         Not applicable.

ITEM 30.  UNDERTAKINGS.

         Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on the 7th day of April, 2000.



                                    HOTCHKIS AND WILEY VARIABLE TRUST


                                    By: /s/ Nancy D. Celick
                                        ------------------------------------
                                                   Nancy D. Celick
                                                      President


         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                Signature                                  Title                              Date
                ---------                                  -----                              ----
   /s/ Nancy D. Celick                          Principal Executive Officer              April 7, 2000
------------------------------------
           Nancy D. Celick

   /s/ Anna Marie Lopez                       Principal Financial and Accounting         April 7, 2000
------------------------------------
          Anna Marie Lopez                                Officer

   /s/ Michael Baxter                                     Trustee                        April 7, 2000
------------------------------------
          Michael Baxter

   /s/ Robert L. Burch III                                Trustee                        April 7, 2000
------------------------------------
         Robert L. Burch III

   /s/ John A. G. Gavin                                   Trustee                        April 7, 2000
------------------------------------
       John A. G. Gavin

   /s/ Joe Grills                                         Trustee                        April 7, 2000
------------------------------------
             Joe Grills

   /s/ Nigel Hurst-Brown                                  Trustee                        April 7, 2000
------------------------------------
        Nigel Hurst-Brown

   /s/ Madeleine A. Kleiner                               Trustee                        April 7, 2000
------------------------------------
          Madeleine A. Kleiner

   /s/ Richard R. West                                    Trustee                        April 7, 2000
------------------------------------
          Richard R. West

                                 EXHIBIT INDEX

Exhibit No.     Exhibit
-----------     -------

a(1)            Declaration of Trust(1)

a(2)            Amended Certificate of Designation(2)

b               By-Laws(1)

d(1) Investment Advisory Agreement relating to the Equity Income VIP Portfolio(4)

d(2) Investment Advisory Agreement relating to the International VIP Portfolio(4)

d(3) Investment Advisory Agreement relating to the Low Duration VIP Portfolio(4)

d(4) Investment Advisory Agreement relating to the Total Return Bond VIP Portfolio(4)

d(5)            Sub-Advisory Agreement relating to the
                International VIP Portfolio(4)

e               Distribution Agreement(3)

g(1)            Custodian Agreement with Firstar Trust Company(3)

g(2) Global Custody Tri-Party Agreement between Firstar Trust Company and Chase Manhattan Bank, N.A.(3)

g(3)            Amendment to Foreign Subcustodian Agreement(4)

h(1)            Fund Administration Servicing Agreement(3)

h(2)            Transfer Agent Agreement(3)
h(3)            Expense Cap Agreement(4)
h(4)            Participation Agreement with Merrill Lynch
                Life Insurance Company(4)
h(5)            Participation Agreement with American General
                Life Insurance Company(4)
h(6)            Participation Agreement with ML Life Insurance
                Company of New York(4)
h(7)            Participation Agreement with The United States Life Insurance
                Company(4)
h(8)            Participation Agreement with Security First Life Insurance
                Company(4)
h(9)            Amendment to Expense Cap Agreement*
h(10)           Credit Agreement*
h(11)           Participation Agreement with AIG Life Insurance Company*
h(12)           Participation Agreement with American International Life
                Assurance Company of NY*
h(13)           Participation Agreement with Hartford Life and Annuity Insurance
                Company*

i               Opinion and Consent of Counsel(3)

j               Consent of Independent Accountants*

l               Subscription Agreement(3)

p               Code of Ethics*

-----------------------

*     Filed herewith.
(1) Incorporated by reference to the Registration Statement on Form N-1A filed on April 1, 1997 (File No. 333-24349).

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 21, 1997 (File No. 333-24349).

(3) Incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on January 28, 1998. (File No. 333-24349).

(4) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed February 25, 1999 (File No. 333-24349).